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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-03313
First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       August 31
Date of reporting period:       February 28, 2007
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

FIRST AMERICAN FUNDS.

2007 SEMIANNUAL REPORT

Money Market Funds

Money market funds seek to preserve the value of your investment at $1.00 per share; however, it is possible to lose money by investing in them.
Investments are not insured or guaranteed by the FDIC or any other government entity.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

First American Funds Online

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets.

Online features and functionality include:

-	The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

-	The ability to educate yourself through market and investment strategy commentaries
We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
First American Funds Semiannual Report 2007       1

Government Obligations FUND
Expense Example
As a shareholder of the Government Obligations Fund (the “fund”), you incur ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006, to February 28, 2007.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/06 to
	Value (9/01/06)	Value (2/28/07)	2/28/07)
Class A Actual[2]	$1,000.00	$1,022.90	$3.76

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class D Actual[2]	$1,000.00	$1,023.70	$3.01

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

Class Y Actual[2]	$1,000.00	$1,024.40	$2.26

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[2]	$1,000.00	$1,025.70	$1.00

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

Institutional Investor Class Actual[2]	$1,000.00	$1,025.20	$1.51

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Portfolio Allocation as of February 28, 20073  (% of net assets)

Repurchase Agreements	73.4%
U.S. Government Agency Obligations	29.9
Other Assets and Liabilities, Net[4]	(3.3)

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, and 0.30% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 28, 2007 of 2.29%, 2.37%, 2.44%, 2.57%, and 2.52% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

[3]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[4]	Investments in securities typically compromise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
2      First American Funds Semiannual Report 2007

Government Obligations fund continued
Prime Obligations fund
Expense Example
As a shareholder of the Prime Obligations Fund (the “fund”), you incur two types of costs: (1) transaction costs (for example, any contingent deferred sales charges that may apply on Class B or Class C shares); and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006, to February 28, 2007.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/06 to
	Value (9/01/06)	Value (2/28/07)	2/28/07)
Class A Actual[2]	$1,000.00	$1,023.00	$3.91

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.91

Class B Actual[2]	$1,000.00	$1,020.70	$6.16

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.16

Class C Actual[2]	$1,000.00	$1,020.90	$6.16

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.16

Class D Actual[2]	$1,000.00	$1,023.80	$3.16

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.16

Class I Actual[2]	$1,000.00	$1,024.90	$2.01

Class I Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class Y Actual[2]	$1,000.00	$1,024.50	$2.41

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41

Class Z Actual[2]	$1,000.00	$1,025.90	$1.00

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

Institutional Investor Class Actual[2]	$1,000.00	$1,025.40	$1.51

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Portfolio Allocation as of February 28, 20073  (% of net assets)

Commercial Paper	26.7%
Certificates of Deposit	15.8
Structured Investment Vehicles	12.6
Repurchase Agreements	12.5
Extendible Floating Rate Corporate Notes	12.2
Corporate Notes	6.0
Master Notes	5.8
Floating Rate Funding Agreements	5.0
Structured Notes	3.4
Weekly Variable Rate Demand Notes	0.4
Other Assets and Liabilities, Net[4]	(0.4)

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.78%, 1.23%, 1.23%, 0.63%, 0.40%, 0.48%, 0.20%, and 0.30% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 28, 2007 of 2.30%, 2.07%, 2.09%, 2.38%, 2.49%, 2.45%, 2.59%, and 2.54% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.

[3]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[4]	Investments in securities typically compromise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
First American Funds Semiannual Report 2007       3

Prime Obligations fund continued
Tax Free Obligations fund
Expense Example
As a shareholder of the Tax Free Obligations Fund (the “fund”), you incur ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006, to February 28, 2007.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/06 to
	Value (9/01/06)	Value (2/28/07)	2/28/07)
Class A Actual[2]	$1,000.00	$1,014.20	$3.75

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class D Actual[2]	$1,000.00	$1,014.90	$3.00

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

Class Y Actual[2]	$1,000.00	$1,015.70	$2.25

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[2]	$1,000.00	$1,016.90	$1.00

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

Institutional Investor Class Actual[2]	$1,000.00	$1,016.40	$1.50

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Portfolio Allocation as of February 28, 20073 (% of net assets)

Variable Rate Demand Notes – Weekly	82.8%
Commercial Paper	6.3
Variable Rate Demand Notes – Daily	6.1
Municipal Notes	4.6
Other Assets and Liabilities, Net[4]	0.2

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, and 0.30% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 28, 2007 of 1.42%, 1.49%, 1.57%, 1.69%, and 1.64% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

[3]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[4]	Investments in securities typically compromise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
4      First American Funds Semiannual Report 2007

Treasury Obligations FUND
Expense Example
As a shareholder of the Treasury Obligations Fund (the “fund”), you incur ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006, to February 28, 2007.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/06 to
	Value (9/01/06)	Value (2/28/07)	2/28/07)
Class A Actual[2]	$1,000.00	$1,022.70	$3.76

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class D Actual[2]	$1,000.00	$1,023.50	$3.01

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

Class Y Actual[2]	$1,000.00	$1,024.30	$2.26

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[2]	$1,000.00	$1,025.50	$1.00

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

Institutional Investor Class Actual[2]	$1,000.00	$1,025.00	$1.51

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Reserve Class Actual[2]	$1,000.00	$1,021.80	$4.71

Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71

Portfolio Allocation as of February 28, 20073 (% of net assets)

Repurchase Agreements	100.4%
Other Assets and Liabilities, Net[4]	(0.4)

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, 0.30%, and 0.94% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 28, 2007 of 2.27%, 2.35%, 2.43%, 2.55%, 2.50%, and 2.18% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.

[3]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[4]	Investments in securities typically compromise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
First American Funds Semiannual Report 2007       5

Treasury Obligations FUND continued
U.S. Treasury Money Market fund
Expense Example
As a shareholder of the U.S. Treasury Money Market Fund (the “fund”), you incur ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006, to February 28, 2007.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/06 to
	Value (9/01/06)	Value (2/28/07)	2/28/07)
Class A Actual[2]	$1,000.00	$1,021.40	$3.76

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class D Actual[2]	$1,000.00	$1,022.10	$3.01

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

Class Y Actual[2]	$1,000.00	$1,022.90	$2.26

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[2]	$1,000.00	$1,024.20	$1.00

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

Institutional Investor Class Actual[2]	$1,000.00	$1,023.70	$1.51

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Portfolio Allocation as of February 28, 20073 (% of net assets)

U.S. Treasury Obligations	100.4%
Other Assets and Liabilities, Net[4]	(0.4)

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, and 0.30% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 28, 2007 of 2.14%, 2.21%, 2.29%, 2.42%, and 2.37% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

[3]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[4]	Investments in securities typically compromise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
6      First American Funds Semiannual Report 2007

Schedule of  Investments February 28, 2007 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund
DESCRIPTION	PAR	VALUE

U.S. Government Agency Obligations – 29.9%
Federal Farm Credit Bank
5.240%, 03/05/2007 (a)	$97,000	$96,986
5.230%, 05/24/2007 (a)	48,000	47,990
Federal Home Loan Bank
5.282%, 03/07/2007 (a) (b)	100,000	100,000
5.240%, 04/18/2007 (a)	1,995	1,995
5.250%, 10/03/2007	99,500	99,477
Federal Home Loan Mortgage Corporation
4.370%, 03/20/2007 (a) (b)	135,000	134,988
5.173%, 03/27/2007 (a) (b)	225,000	224,938
5.225%, 04/06/2007 (a) (b)	49,000	48,994
Federal National Mortgage Association
5.225%, 03/21/2007 (a)	112,500	112,487
5.195%, 04/02/2007	78,691	78,328
5.200%, 04/02/2007	152,363	151,658
5.190%, 05/01/2007	66,500	65,915
5.190%, 05/01/2007	23,800	23,591
5.190%, 05/01/2007	75,000	74,340
5.190%, 05/01/2007	54,283	53,806
5.115%, 06/01/2007	42,500	41,944
5.195%, 06/01/2007	10,000	9,867
5.190%, 06/01/2007	200,000	197,347
5.257%, 06/05/2007 (c)	9,000	8,877
5.250%, 06/15/2007 (c)	7,941	7,820
5.060%, 06/29/2007	51,961	51,085
5.010%, 08/31/2007	82,693	80,587
5.090%, 12/28/2007	50,000	47,894
5.410%, 12/28/2007 (b)	225,000	225,000
5.015%, 01/15/2008	25,000	23,886

Total U.S. Government Agency Obligations (Cost $2,009,800)		2,009,800

Repurchase Agreements – 73.4%
Bank of America
5.310%, dated 02/28/2007, matures 03/01/2007, repurchase price $400,059 (collateralized by U.S. Treasury and Government Agency Obligations:
Total market value $408,000)	400,000	400,000
BNP Paribas
5.320%, dated 02/28/2007, matures 03/01/2007, repurchase price $1,000,148 (collateralized by U.S. Treasury and Government Agency Obligations:
Total market value $1,020,000)	1,000,000	1,000,000
CS First Boston
5.320%, dated 02/28/2007, matures 03/01/2007, repurchase price $850,126 (collateralized by U.S. Treasury and Government Agency Obligations:
Total market value $867,004)	850,000	850,000
Goldman Sachs
5.320%, dated 02/28/2007, matures 03/01/2007, repurchase price $975,144 (collateralized by U.S. Treasury and Government Agency Obligations:
Total market value $978,001)	975,000	975,000
Merrill Lynch
5.310%, dated 02/28/2007, matures 03/01/2007, repurchase price $800,118 (collateralized by U.S. Treasury and Government Agency Obligations:
Total market value $816,002)	800,000	800,000
UBS Warburg
5.320%, dated 02/28/2007, matures 03/01/2007, repurchase price $915,497 (collateralized by U.S. Treasury and Government Agency Obligations:
Total market value $933,671)	915,362	915,362

Total Repurchase Agreements (Cost $4,940,362)		4,940,362

Investments Purchased with Proceeds from Securities Lending (d) – 10.0%
(Cost $672,723)		672,723

Total Investments – 113.3% (Cost $7,622,885)		7,622,885

Other Assets and Liabilities, Net – (13.3)%		(896,437)

Total Net Assets – 100.0%		$6,726,448

(a)	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2007. The date shown is the next reset date.

(b)	This security or a portion of this security is out on loan at February 28, 2007. Total loaned securities had a market value of $659,054 at February 28, 2007. See note 2 in Notes to Financial Statements.

(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of February 28, 2007.

(d)	The fund may loan securities in return for collateral in the form of cash, U.S. government securities, or other high-grade debt obligations. As of February 28, 2007, the cash collateral was invested solely in a repurchase agreement. See note 2 in Notes to Financial Statements.
First American Funds Semiannual Report 2007       7

Schedule of  Investments February 28, 2007 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund
DESCRIPTION	PAR	VALUE

Commercial Paper – 26.7%
Asset-Backed (a) – 14.2%
Chesham Finance
5.320%, 03/01/2007	$250,000	$250,000
5.250%, 03/05/2007	100,000	99,942
5.270%, 03/08/2007	70,000	69,928
5.260%, 04/04/2007	100,000	99,503
5.210%, 04/12/2007	150,000	149,088
Concord Minutemen Capital, Series A
5.280%, 03/07/2007	101,356	101,267
5.290%, 03/12/2007	75,000	74,879
5.290%, 03/16/2007	100,000	99,780
5.290%, 03/19/2007	125,000	124,669
5.270%, 03/20/2007	50,200	50,060
5.190%, 04/11/2007	50,000	49,705
Corporate Asset Funding
5.260%, 04/10/2007	50,000	49,708
5.250%, 04/17/2007	25,535	25,360
5.250%, 04/20/2007	46,035	45,699
Falcon Asset Securitization Corporation
5.260%, 03/05/2007	60,000	59,965
5.265%, 03/20/2007	100,000	99,722
5.260%, 03/21/2007	46,249	46,114
Kitty Hawk Funding (Guarantor: Bank of America)
5.270%, 03/20/2007	50,000	49,861
Scaldis Capital
5.250%, 03/15/2007	75,000	74,847
5.270%, 03/20/2007	177,158	176,665
5.230%, 03/26/2007	100,000	99,637
Sheffield Receivables Corporation
5.260%, 03/07/2007	75,000	74,934
5.260%, 03/12/2007	94,000	93,849
5.270%, 03/19/2007	48,805	48,677
5.275%, 03/22/2007	81,794	81,542
Thames Asset Global Securitization Corporation
5.270%, 03/15/2007	176,997	176,634
5.270%, 03/22/2007	68,425	68,215
Variable Funding Corporation (Guarantor: Wachovia Bank)
5.270%, 03/23/2007	45,000	44,855
Windmill Funding Corporation
5.260%, 03/26/2007	75,000	74,726

		2,559,831

Non Asset-Backed – 2.5%
Cargill
5.340%, 03/01/2007	80,000	80,000
Credit Suisse First Boston
5.250%, 04/13/2007	100,000	99,373
5.250%, 04/23/2007	75,000	74,420
Societe Generale NY
5.150%, 04/05/2007	50,000	49,750
5.185%, 04/09/2007	50,000	49,719
UBS Americas
5.300%, 03/01/2007	100,000	100,000

		453,262

Secured Liquidity Notes (a) – 10.0%
Fenway Funding
5.340%, 03/01/2007	205,000	205,000
5.290%, 03/20/2007	51,000	50,858
KKR Atlantic Funding
5.290%, 03/01/2007	150,000	150,000
5.290%, 03/01/2007	202,694	202,694
5.290%, 03/23/2007	150,000	149,515
Mint II
5.290%, 03/05/2007	35,000	34,980
5.280%, 03/21/2007	65,000	64,809
Nelnet Student Funding
5.280%, 03/05/2007	50,000	49,971
5.280%, 03/08/2007	100,417	100,314
5.275%, 03/12/2007	50,000	49,919
5.280%, 03/20/2007	71,000	70,802
5.280%, 03/20/2007	48,848	48,712
5.280%, 03/22/2007	70,000	69,784
5.280%, 03/23/2007	50,186	50,024
5.270%, 04/09/2007	65,895	65,519
5.270%, 04/25/2007	41,136	40,805
Ocala Funding
5.280%, 03/05/2007	30,000	29,982
5.290%, 03/05/2007	153,767	153,677
5.290%, 03/05/2007	43,190	43,164
5.300%, 03/20/2007	25,000	24,930
5.300%, 03/23/2007	100,000	99,676
5.290%, 03/28/2007	50,000	49,802

		1,804,937

Total Commercial Paper (Cost $4,818,030)		4,818,030

Certificates of Deposit – 15.8%
Barclays Bank NY
5.200%, 04/03/2007	100,000	100,000
5.278%, 04/11/2007	100,000	100,000
5.305%, 04/19/2007	100,000	100,000
5.313%, 01/16/2008	100,000	100,002
5.380%, 02/15/2008	100,000	100,000
BNP Paribas NY
5.310%, 03/16/2007	150,000	150,000
HBOS
5.200%, 03/30/2007	74,000	73,981
5.340%, 04/23/2007	200,000	200,000
Lloyds Bank NY
5.300%, 01/16/2008	100,000	100,000
5.350%, 01/25/2008	100,000	100,000
5.350%, 02/15/2008	100,000	100,000
Natexis Banque NY
5.310%, 03/15/2007	200,000	200,000
5.405%, 01/10/2008	120,000	120,003
Rabobank Netherland NY
5.615%, 06/26/2007	50,000	50,000
5.660%, 07/03/2007	100,000	100,000
Royal Bank Of Scotland
5.305%, 12/17/2007	100,000	100,000
5.368%, 01/29/2008	100,000	100,000
Societe Generale, NY
5.300%, 03/01/2007	75,000	75,000
Svenska Handelsbanken NY
5.690%, 07/23/2007	100,000	100,000
5.345%, 09/21/2007	100,000	100,000
5.365%, 10/26/2007	100,000	99,987
5.350%, 02/14/2008	50,000	50,000
UBS AG
5.290%, 03/05/2007	200,000	200,000
5.320%, 04/12/2007	100,000	100,000
The accompanying notes are an integral part of the financial statements.
8      First American Funds Semiannual Report 2007

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Wells Fargo
5.600%, 06/22/2007	$75,000	$75,000
5.410%, 08/31/2007	50,000	50,010
Westpac Banking NY
5.290%, 04/18/2007	100,000	100,000

Total Certificates of Deposit (Cost $2,843,983)		2,843,983

Structured Investment Vehicles (a) – 12.6%
Beta Finance
5.310%, 03/01/2007 (b)	112,000	111,993
5.421%, 03/01/2007 (b)	100,000	100,000
5.445%, 03/06/2007 (b)	100,000	100,000
CC USA
5.310%, 03/01/2007 (b)	90,000	89,993
Cheyne Finance LLC
5.310%, 03/01/2007 (b)	100,000	99,980
5.318%, 03/01/2007 (b)	50,000	50,000
5.318%, 03/01/2007 (b)	100,000	99,999
5.313%, 04/10/2007 (b)	100,000	99,980
5.348%, 01/25/2008	100,000	99,989
5.353%, 01/25/2008	100,000	99,984
K2 USA LLC
5.315%, 03/01/2007 (b)	50,000	50,000
5.315%, 03/01/2007 (b)	50,000	49,998
5.320%, 03/01/2007 (b)	100,000	100,000
5.320%, 03/01/2007 (b)	65,000	64,995
5.325%, 03/01/2007 (b)	50,000	49,996
5.383%, 03/01/2007 (b)	50,000	49,999
Links Finance LLC
5.320%, 03/01/2007 (b)	100,000	99,999
5.320%, 03/01/2007 (b)	50,000	49,999
5.323%, 03/01/2007 (b)	100,000	99,997
5.325%, 03/01/2007 (b)	100,000	99,997
5.328%, 03/01/2007 (b)	100,000	99,999
Sigma Finance
5.315%, 03/01/2007 (b)	200,000	200,000
5.315%, 03/01/2007 (b)	100,000	99,991
5.318%, 03/01/2007 (b)	100,000	99,999
5.320%, 03/01/2007 (b)	100,000	99,996

Total Structured Investment Vehicles (Cost $2,266,883)		2,266,883

Extendible Floating Rate Corporate Notes (a) (b) – 12.2%
Allstate Global Funding
5.300%, 03/04/2007	65,000	65,000
5.294%, 03/11/2007	75,000	75,000
5.320%, 03/27/2007	69,000	69,000
5.330%, 03/27/2007	100,000	100,000
Bayerische Landesbank NY
5.370%, 03/24/2007	300,000	300,000
BNP Paribas NY
5.310%, 03/26/2007	124,000	124,000
5.330%, 05/19/2007	100,000	100,000
General Electric Capital Corporation
5.280%, 03/24/2007	100,000	100,000
HBOS
5.290%, 03/07/2007	50,000	50,000
Marshall & Isley
5.320%, 03/15/2007	50,000	50,000
Metlife Global Funding
5.330%, 03/07/2007	85,000	85,000
5.420%, 03/28/2007	95,000	95,000
5.310%, 03/30/2007	100,000	100,000
Morgan Stanley Dean Witter
5.380%, 03/15/2007	100,000	100,000
5.410%, 03/27/2007	95,000	95,000
Royal Bank of Canada NY
5.310%, 03/01/2007	100,000	100,000
Royal Bank Of Scotland
5.310%, 03/22/2007	259,000	259,000
Societe Generale
5.310%, 03/02/2007	34,000	34,000
Svenska Handelsbanken NY
5.290%, 03/21/2007	95,000	95,000
Wells Fargo
5.330%, 03/15/2007	100,000	100,000
Westlb AG NY
5.394%, 03/30/2007	100,000	100,000

Total Extendible Floating Rate Corporate Notes (Cost $2,196,000)		2,196,000

Corporate Notes – 6.0%
Credit Suisse First Boston
5.400%, 12/21/2007	78,500	78,500
General Electric Capital Corporation
5.445%, 03/09/2007 (a) (b)	300,000	300,000
5.445%, 03/17/2007 (b)	200,000	200,000
MBIA Global Funding
5.280%, 03/23/2007 (b)	100,000	99,994
5.275%, 03/26/2007 (b)	125,000	125,000
5.410%, 02/11/2008	100,000	100,000
Morgan Stanley Dean Witter
5.363%, 03/01/2007 (b)	100,000	100,000
5.363%, 03/01/2007 (b)	75,000	75,000

Total Corporate Notes (Cost $1,078,494)		1,078,494

Master Notes – 5.8%
Bank Of America Securities Master Note
5.383%, 03/01/2007 (b)	200,000	200,000
Bear Stearns Master Note
5.370%, 03/01/2007	200,000	200,000
Bear Stearns Master Note
5.438%, 03/01/2007 (b)	200,000	200,000
Citigroup Global Markets
5.383%, 03/01/2007 (b)	450,000	450,000

Total Master Notes (Cost $1,050,000)		1,050,000

Floating Rate Funding Agreements (b) – 5.0%
ING USA Life
5.430%, 03/15/2007 (c)	125,000	125,000
5.390%, 03/19/2007 (c)	150,000	150,000
Metlife
5.420%, 03/07/2007	100,000	100,000
Transamerica Occidental Funding Agreement
5.470%, 03/01/2007 (c)	400,000	400,000
Travelers Insurance Company
5.430%, 03/07/2007	80,000	80,000
United Of Omaha
5.415%, 03/20/2007	25,000	25,000
5.433%, 03/28/2007	25,000	25,000

Total Floating Rate Funding Agreements (Cost $905,000)		905,000

Structured Notes (a) (b) – 3.4%
Paragon Mortgages Series 12A, Class A1
5.300%, 03/15/2007	33,702	33,702
Series 13A, Class A1
5.310%, 03/15/2007	73,856	73,856
First American Funds Semiannual Report 2007       9

Schedule of  Investments February 28, 2007 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Parcs Master Trust Series 2007-1
5.360%, 03/20/2007	$250,000	$250,000
Pyxis Master Trust Series 2006-4
5.330%, 03/20/2007	100,000	100,000
Pyxis Master Trust Series 2007-3
5.370%, 05/23/2007	75,000	75,000
Wachovia Asset Securitization Series 2004-HM2A, Class AMM
5.310%, 03/25/2007	34,302	34,302
Series 2005-HM1A, Class AMM
5.310%, 03/25/2007	47,120	47,120

Total Structured Notes (Cost $613,980)		613,980
Weekly Variable Rate Demand Notes (b) – 0.4%
California Housing Finance Agency Revenue, Series R (AMBAC)
5.350%, 03/07/2007	45,575	45,575
Franklin County Ohio Health Care Facilities Revenue, Presbyterian, Series C (LOC: National City Bank)
5.350%, 03/07/2007	10,045	10,045
Frisch School (LOC: KBC Bank)
5.350%, 03/07/2007	12,100	12,100
Illinois Finance Authority Revenue, Windsor Park (LOC: LaSalle Bank)
5.350%, 03/07/2007	9,200	9,200

Total Weekly Variable Rate Demand Notes (Cost $76,920)		76,920

Euro Time Deposit – 0.0%
M&I Bank Time Deposit
5.300%, 03/01/2007
(Cost $5,662)	5,662	5,662

Repurchase Agreements – 12.5%
Bank Of America
5.383%, dated 02/28/2007, matures 03/01/2007, repurchase price $250,037 (collateralized by Various securities:
Total market value $258,302)	250,000	250,000
Deutsche Bank
5.403%, dated 02/28/2007, matures 03/01/2007, repurchase price $450,068 (collateralized by U.S. Treasury Obligations:
Total market value $452,174)	450,000	450,000
Goldman Sachs
5.403%, dated 02/28/2007, matures 03/01/2007, repurchase price $450,068 (collateralized by Various securities:
Total market value $466,238)	450,000	450,000
5.413%, dated 02/28/2007, matures 03/01/2007, repurchase price $100,015 (collateralized by Various securities:
Total market value $103,006)	100,000	100,000
UBS Warburg
5.270%, dated 02/28/2007, matures 03/01/2007, repurchase price $949,550 (collateralized by U.S. Treasury Obligations:
Total market value $967,264)	949,411	949,411
5.320%, dated 02/28/2007, matures 03/01/2007, repurchase price $59,647 (collateralized by U.S. Treasury Obligations:
Total market value $60,834)	59,638	59,638

Total Repurchase Agreements (Cost $2,259,049)		2,259,049

Total Investments 100.4% (Cost $18,114,001)		18,114,001

Other Assets and Liabilities, Net – (0.4)%		(74,569)

Total Net Assets – 100.0%		$18,039,432

(a)	Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of February 28, 2007, the value of these investments was $9,741,631 or 54.0% of total net assets.

(b)	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2007. The date shown is the next reset date.

(c)	Illiquid Security – Security is valued at amortized cost. As of February 28, 2007, the total value of illiquid securities was $675,000 or 3.7% of total net assets.

AMBAC –	American Municipal Bond Assurance Corporation

LOC –	Letter of Credit
The accompanying notes are an integral part of the financial statements.
10      First American Funds Semiannual Report 2007

Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 99.8%
Alabama – 1.3%
Birmingham Public Educational Building Authority, Student Housing UAB II, Series A (LOC: Regions Bank)
3.670%, 03/07/2007 (a)	$6,000	$6,000
Infirmary Health Systems Special Care Facilities Financing Authority, Series B (LOC: Regions Bank)
3.540%, 03/07/2007 (a)	15,000	15,000
Pell City Special Care Facilities Financing Authority, Noland Health Services (LOC: Allied Irish Bank, PLC)
3.680%, 03/07/2007 (a)	6,800	6,800

		27,800

Alaska – 1.8%
Valdez Marine Terminal Revenue, ExxonMobil Project
3.580%, 03/01/2007 (a)	37,700	37,700

Arizona – 0.7%
Arizona Health Facilities, Royal Oaks (LOC: LaSalle Bank)
3.650%, 03/07/2007 (a)	6,025	6,025
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: J.P. Morgan Chase Bank)
3.650%, 03/07/2007 (a)	8,700	8,700

		14,725

Arkansas – 0.3%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
3.660%, 03/07/2007 (a)	6,390	6,390

California – 2.0%
ABAG Financing Authority, Elder Care Alliance, Series A (LOC: Citibank) (LOC: Sovereign Bank)
3.570%, 03/07/2007 (a)	7,800	7,800
ABN AMRO Munitops Certificates Trust (General Obligation) (INS: AMBAC) (SPA: ABN AMRO Bank)
3.690%, 05/31/2007 (a) (b)	17,530	17,530
ABN AMRO Munitops Certificates Trust, Series 1999-7 (INS: MBIA) (SPA: ABN AMRO Bank)
3.650%, 03/07/2007 (a) (b)	6,000	6,000
California State, Series A-1 (LOC: WestLB) (LOC: J.P. Morgan Chase Bank)
3.550%, 03/01/2007 (a)	10,900	10,900

		42,230

Colorado – 4.9%
Colorado Educational & Cultural Facilities, Linfield Christian School (LOC: Evangelical Christian) (LOC: Wescorp Credit Union)
3.680%, 03/07/2007 (a)	18,750	18,750
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
3.650%, 03/07/2007 (a)	5,000	5,000
Colorado Health Facilities Authority, Adventist Health, Sunbelt, Series B (LOC: Suntrust Bank)
3.650%, 03/07/2007 (a)	20,900	20,900
Colorado Health Facilities Authority, Bethesda Collinwood, Series B (LOC: LaSalle Bank)
3.660%, 03/07/2007 (a)	4,045	4,045
Colorado Health Facilities Authority, Bethesda Living Centers (LOC: LaSalle Bank)
3.650%, 03/07/2007 (a)	8,725	8,725
Colorado Health Facilities Authority, Bethesda Living Centers, Series A (LOC: LaSalle Bank)
3.680%, 03/07/2007 (a)	5,040	5,040
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
3.650%, 03/07/2007 (a)	12,900	12,900
El Paso County School District #020 (Certificate of Participation) (LOC: J.P. Morgan Chase Bank)
3.670%, 03/07/2007 (a)	22,020	22,020
Moffat County Pollution Control (INS: AMBAC) (SPA: J.P. Morgan Chase Bank)
3.530%, 03/07/2007 (a)	5,570	5,570

		102,950

District of Columbia – 0.9%
District of Columbia, American Society, Series A (LOC: Wachovia Bank)
3.670%, 03/07/2007 (a)	10,000	10,000
District of Columbia, The Washington Home (LOC: Wachovia Bank)
3.650%, 03/07/2007 (a)	9,200	9,200

		19,200

Florida – 5.3%
ABN AMRO Munitops Certificates Trust, Series 1999-11 (INS: FGIC) (SPA: ABN AMRO Bank)
3.840%, 06/14/2007 (a) (b)	10,000	9,996
Broward County Educational Facilities Authority, City College (LOC: Citibank)
3.650%, 03/07/2007 (a)	8,325	8,325
Highlands County Health Facilities, Adventist Health Systems, Sunbelt, Series A (INS: FGIC) (SPA: Bank One)
3.650%, 03/07/2007 (a)	11,700	11,700
Miami-Dade County Development Authority, Gulliver School Project (LOC: Bank of America)
3.690%, 03/07/2007 (a)	3,450	3,450
Orange County Health Facilities Authority, Adventist Health Systems, Sunbelt (LOC: Suntrust Bank)
3.650%, 03/07/2007 (a)	31,200	31,200
Palm Beach County Health (Commercial Paper)
3.650%, 05/08/2007	29,600	29,600
Seminole County Industrial Development Authority, Masters Academy Project (LOC: Allied Irish Bank, PLC)
3.670%, 03/07/2007 (a)	2,985	2,985
St. Petersburg Health Facilities Authority, Menorah Manor Project (LOC: Suntrust Bank)
3.510%, 03/07/2007 (a)	6,950	6,950
Temple Terrace, Lifepath Hospice Project (LOC: Suntrust Bank)
3.520%, 03/07/2007 (a)	5,900	5,900

		110,106

Georgia – 3.4%
Fayette County Development Authority, Catholic School Properties (LOC: Wachovia Bank)
3.670%, 03/07/2007 (a)	10,415	10,415
Fulton County Development Authority, Catholic Education, North Georgia (LOC: Wachovia Bank)
3.670%, 03/07/2007 (a)	13,095	13,095
First American Funds Semiannual Report 2007       11

Schedule of  Investments February 28, 2007 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Fulton County Development Authority, Pace Academy Project (LOC: Bank of America)
3.670%, 03/07/2007 (a)	$1,725	$1,725
Gordon County Hospital Authority, Adventist Health Systems, Series A (LOC: Suntrust Bank)
3.650%, 03/07/2007 (a)	1,130	1,130
Medical Center Hospital Authority, Spring Harbor at Green Island (LOC: Bank of Scotland)
3.650%, 03/07/2007 (a)	11,500	11,500
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, Series A (LOC: Bayerische Landesbank) (LOC: Westdeutsche Landesbank)
3.480%, 03/07/2007 (a)	13,040	13,040
Rockdale County Hospital Authority (LOC: Wachovia Bank N.A.)
3.670%, 03/07/2007 (a)	10,095	10,095
Thomasville Hospital Authority, J.D. Archbold (LOC: Suntrust Bank)
3.660%, 03/07/2007 (a) (b)	10,350	10,350

		71,350

Idaho – 0.2%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
3.700%, 03/07/2007 (a)	3,930	3,930

Illinois – 15.1%
Aurora Economic Development, Aurora Christian School (LOC: Fifth Third Bank)
3.670%, 03/07/2007 (a)	5,660	5,660
Aurora Economic Development, Aurora Christian School, Series B (LOC: Fifth Third Bank)
3.650%, 03/07/2007 (a)	2,600	2,600
Chicago, Series B-1 (General Obligation) (INS: FSA) (SPA: J.P. Morgan Chase Bank)
3.550%, 03/07/2007 (a)	45,000	45,000
Cook County, Bernard Zell Anshe Emet (LOC: J.P. Morgan Chase Bank)
3.560%, 03/07/2007 (a)	7,800	7,800
Cook County, Catholic Theological University Project (LOC: Harris Trust & Savings)
3.560%, 03/07/2007 (a)	12,000	12,000
Illinois Development Finance Authority (LOC: Northern Trust)
3.660%, 03/07/2007 (a)	3,500	3,500
Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank, PLC)
3.810%, 03/07/2007 (a)	6,740	6,740
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank)
3.680%, 03/07/2007 (a)	4,375	4,375
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
3.560%, 03/07/2007 (a)	6,255	6,255
Illinois Development Finance Authority, Loyola Academy (LOC: J.P. Morgan Chase Bank)
3.560%, 03/07/2007 (a)	4,300	4,300
Illinois Development Finance Authority, Presbyterian Home Lake, Series A (INS: FSA) (SPA: First Union National Bank)
3.550%, 03/07/2007 (a)	15,900	15,900
Illinois Development Finance Authority, Roosevelt University (LOC: J.P. Morgan Chase Bank)
3.560%, 03/07/2007 (a)	10,000	10,000
Illinois Development Finance Authority, Roosevelt University (LOC: J.P. Morgan Chase Bank)
3.560%, 03/07/2007 (a)	14,500	14,500
Illinois Development Finance Authority, Solomon Schecter Day Schools (LOC: LaSalle Bank)
3.680%, 03/07/2007 (a) (b)	5,000	5,000
Illinois Development Finance Authority, United Way/ Crusade Mercy (LOC: LaSalle Bank)
3.680%, 03/07/2007 (a)	3,710	3,710
Illinois Educational Facilities Authority, Chicago Zoological Society (LOC: Northern Trust)
3.560%, 03/07/2007 (a)	5,000	5,000
Illinois Finance Authority, Kohl Children’s Museum (LOC: Fifth Third Bank)
3.560%, 03/07/2007 (a)	8,040	8,040
Illinois Finance Authority, Landing at Plymouth Place, Series B (LOC: Sovereign Bank) (LOC: Lloyd’s TSB Bank)
3.650%, 03/07/2007 (a)	15,000	15,000
Illinois Finance Authority, Landing at Plymouth Place, Series C (LOC: LaSalle Bank)
3.650%, 03/07/2007 (a)	6,400	6,400
Illinois Finance Authority, Luther Oaks, Series C (LOC: Fifth Third Bank)
3.660%, 03/07/2007 (a)	6,500	6,500
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
3.680%, 03/07/2007 (a)	3,600	3,600
Illinois Finance Authority, Montgomery Place, Series B (LOC: Fifth Third Bank)
3.660%, 03/07/2007 (a)	6,500	6,500
Illinois Finance Authority, Presbyterian Homes (LOC: Northern Trust)
3.560%, 03/07/2007 (a)	7,135	7,135
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: KBC Bank, Sovereign Bank)
3.670%, 03/07/2007 (a)	6,930	6,930
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
3.670%, 03/07/2007 (a)	7,020	7,020
Illinois Finance Authority, Richard Driehaus Museum (LOC: Northern Trust)
3.560%, 03/07/2007 (a)	6,400	6,400
Illinois Finance Authority, Smith Village, Series C (LOC: LaSalle Bank)
3.650%, 03/07/2007 (a)	10,500	10,500
Illinois Finance Authority, St. Ignatius College (LOC: J.P. Morgan Chase Bank)
3.560%, 03/07/2007 (a)	6,500	6,500
Illinois Finance Authority, Thresholds Project (LOC: Northern Trust)
3.560%, 03/07/2007 (a)	8,000	8,000
Illinois Health Facilities Authority Lifelink (LOC: Fifth Third Bank, Sovereign Bank)
3.510%, 03/07/2007 (a)	1,265	1,265
Illinois Health Facilities, Central Baptist Home, Series B (LOC: Allied Irish Bank, PLC)
3.670%, 03/07/2007 (a)	3,010	3,010
Illinois Health Facilities, Lutheran Home and Services (LOC: Fifth Third Bank)
3.700%, 03/07/2007 (a)	13,355	13,355
Illinois Health Facilities, Lutheran Home and Services Project (LOC: Allied Irish Bank, PLC)
3.670%, 03/07/2007 (a)	12,760	12,760
The accompanying notes are an integral part of the financial statements.
12      First American Funds Semiannual Report 2007

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Illinois Health Facilities, Series B (LOC: LaSalle Bank)
3.660%, 03/07/2007 (a)	$9,505	$9,505
Macon County – Milikin University (INS: AMBAC) (SPA: J.P. Morgan Chase Bank)
3.550%, 03/07/2007 (a)	3,700	3,700
Northern Cook County Solid Waste Agency (LOC: Northern Trust)
3.670%, 03/07/2007 (a)	5,100	5,100
St. Clair County, McKendree College Project (LOC: Bank of America)
3.670%, 03/07/2007 (a)	5,845	5,845
Western Springs, Timber Trails Project (LOC: LaSalle Bank)
3.560%, 03/07/2007 (a)	6,500	6,500
Yorkville, MPI Grande Project (LOC: LaSalle Bank)
3.680%, 03/07/2007 (a)	3,205	3,205

		315,110

Indiana – 3.9%
ABN AMRO Munitops Certificates Trust, Series 2007-19 (INS: MBIA) (SPA: ABN AMRO Bank)
3.700%, 03/07/2007 (a) (b)	17,250	17,250
Evansville Economic Development, Good Samaritan Home (LOC: Fifth Third Bank)
3.560%, 03/07/2007 (a)	6,495	6,495
Fort Wayne Industries Economic Development, Lutheran Homes Project (LOC: Fifth Third Bank)
3.610%, 03/07/2007 (a)	4,925	4,925
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
3.650%, 03/07/2007 (a)	7,575	7,575
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
3.650%, 03/07/2007 (a)	10,385	10,385
Indiana Health Facilities Financing Authority, Bethesda Living Center, Series B (LOC: LaSalle Bank)
3.670%, 03/07/2007 (a)	4,820	4,820
Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: J.P. Morgan Chase Bank)
3.670%, 03/07/2007 (a)	17,200	17,200
Indiana Health Facilities Financing Authority, Westview Hospital (LOC: Fifth Third Bank)
3.550%, 03/07/2007 (a)	12,140	12,140

		80,790

Iowa – 1.4%
Iowa Financial Authority, Health Care Facilities, Unity Healthcare (LOC: Bank of America)
3.540%, 03/07/2007 (a)	14,505	14,505
Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
3.650%, 03/07/2007 (a)	8,780	8,780
Iowa Financial Retirement Authority, Deerfield Retirement, Series B (LOC: LaSalle Bank)
3.650, 03/07/2007 (a)	300	300
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
3.650%, 03/07/2007 (a)	6,000	6,000

		29,585

Kansas – 1.0%
Olathe Senior Living Facility, Catholic Care Campus, Series C-1 (LOC: LaSalle Bank)
3.660%, 03/07/2007 (a)	11,300	11,300
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
3.660%, 03/07/2007 (a)	8,595	8,595

		19,895

Louisiana – 1.0%
Louisiana Public Facilities Authority (LOC: J.P. Morgan Chase Bank)
3.670%, 03/07/2007 (a)	8,500	8,500
Louisiana Public Facilities Authority, Diocese Houma-Thibodaux Project (LOC: Allied Irish Bank, PLC)
3.560%, 03/07/2007 (a)	5,900	5,900
Louisiana Public Facilities Authority, Tiger Athletic Foundation Project (LOC: Regions Bank)
3.660%, 03/07/2007 (a)	6,075	6,075

		20,475

Maryland – 0.9%
Carroll County Revenue, Fairhaven & Copper, Series B (LOC: LaSalle Bank)
3.650%, 03/07/2007 (a)	8,490	8,490
Maryland State Health & Higher Educational Facilities Authority, Adventist Healthcare, Series A (LOC: LaSalle Bank)
3.650%, 03/07/2007 (a)	7,500	7,500
Prince Georges County Revenue, Collington Episcopal, Series B (LOC: LaSalle Bank)
3.650%, 03/07/2007 (a)	3,650	3,650

		19,640

Massachusetts – 2.7%
ABN AMRO Munitops Certificates Trust, Series 2000-2 (INS: FGIC) (SPA: ABN AMRO Bank)
3.670%, 03/07/2007 (a) (b)	10,000	10,000
Massachusetts State Development Financing Agency, Carleton-Willard Village (LOC: Fleet Bank)
3.630%, 03/07/2007 (a)	8,000	8,000
Massachusetts State Health & Educational Facilities Authority, Hallmark Health Systems, Series B (INS: FSA) (SPA: Fleet Bank)
3.630%, 03/07/2007 (a)	15,910	15,910
Massachusetts State, Series B (SPA: Landesbank Hessen-THRGN)
3.630%, 03/07/2007 (a)	23,115	23,115

		57,025

Michigan – 5.3%
Ann Arbor Economic Development, Glacier Hills, Series A (LOC: J.P. Morgan Chase Bank)
3.650%, 03/07/2007 (a)	3,440	3,440
Georgetown Township Economic Development, Sunset Manor Project (LOC: LaSalle Bank)
3.650%, 03/07/2007 (a)	7,100	7,100
Grand Rapids Economic Development Corporation, St. Dominic Project (LOC: Allied Irish Bank, PLC)
3.560%, 03/07/2007 (a)	11,700	11,700
Kalamazoo Economic Development, Friendship Village (LOC: Fifth Third Bank)
3.680%, 03/07/2007 (a)	9,305	9,305
First American Funds Semiannual Report 2007       13

Schedule of  Investments February 28, 2007 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Kentwood Economic Development, Holland Home, Series B (LOC: LaSalle Bank)
3.650%, 03/07/2007 (a)	$7,100	$7,100
Michigan State, Series A (LOC: Depfa Bank)
4.250%, 09/28/2007	45,000	45,181
State of Michigan Strategic Fund, Father Gabriel High School Project (LOC: Allied Irish Bank, PLC)
3.670%, 03/07/2007 (a)	8,335	8,335
State of Michigan Strategic Fund, Lutheran Social Services (LOC: National City Bank)
3.570%, 03/07/2007 (a)	17,830	17,830

		109,991

Minnesota – 1.6%
Eden Prairie, Multifamily Housing Authority
3.550%, 03/07/2007 (a)	14,105	14,105
Mendota Heights Revenue, St. Thomas Academy Project (LOC: Allied Irish Bank, PLC)
3.670%, 03/07/2007 (a)	1,765	1,765
Minnesota State Higher Educational Facilities, Bethel College (INS: General Obligation of Institution) (LOC: Allied Irish Bank, PLC)
3.610%, 03/07/2007 (a)	4,745	4,745
Minnesota State Higher Educational Facilities, Bethel College, Series 5 (LOC: Allied Irish Bank, PLC)
3.610%, 03/07/2007 (a)	3,950	3,950
Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
3.670%, 03/07/2007 (a)	8,800	8,800

		33,365

Missouri – 1.4%
Jackson County Industrial Development Authority, YMCA Greater Kansas City (LOC: Bank of America)
3.720%, 03/07/2007 (a)	7,100	7,100
Kansas City Industrial Development Authority, Bethesda Living Center, Series A (LOC: LaSalle Bank) (GTY: Bethesda Associates)
3.660%, 03/07/2007 (a)	9,120	9,120
Missouri State Health & Educational Facilities (LOC: Bank One N.A.)
3.650%, 03/07/2007 (a)	8,220	8,220
St. Louis County Industrial Development Authority, Friendship Village West (LOC: LaSalle Bank)
3.510%, 03/07/2007 (a)	4,100	4,100

		28,540

New Hampshire – 0.4%
New Hampshire Health & Educational Facilities Authority, Riverwoods at Exeter (LOC: Bank of America)
3.650%, 03/07/2007 (a)	8,820	8,820

New Jersey – 1.2%
New Jersey Economic Development Authority, Cedar Crest Village, Series B (LOC: Sovereign Bank) (LOC: Bank of New York)
3.610%, 03/07/2007 (a)	25,700	25,700

New York – 5.9%
ABN AMRO Munitops Certificates Trust, Series 2000-7 (INS: FGIC) (SPA: ABN AMRO Bank)
3.850%, 03/07/2007 (a) (b)	27,565	27,565
New York City Transitional Financing Authority, New York City Recovery, Series 3, Subseries 3B (SPA: Citigroup Global Markets)
3.640, 03/01/2007 (a)	54,740	54,738
New York State Dormitory Authority, Beverwyck (LOC: Fleet Bank)
3.460%, 03/07/2007 (a)	3,870	3,870
New York State Housing Finance Agency Revenue, Historic Front Street, Series A (LOC: Bank of New York)
3.480%, 03/07/2007 (a)	5,000	5,000
New York State, Subseries C-5 (LOC: Bank of New York)
3.460%, 03/07/2007 (a)	33,130	33,130

		124,303

North Carolina – 2.4%
North Carolina Student Housing, Fayetteville University (LOC: Wachovia Bank)
3.670%, 03/07/2007 (a)	9,365	9,365
North Carolina Student Housing, NCCU Real Estate, Series A (LOC: Wachovia Bank)
3.670%, 03/07/2007 (a)	9,055	9,055
North Carolina Wolfpack Club Project (LOC: Bank of America)
3.670%, 03/07/2007 (a)	8,100	8,100
Wake County (Commercial Paper)
3.700%, 03/19/2007	23,580	23,580

		50,100

North Dakota – 0.2%
Mercer County Pollution Control (LOC: LaSalle Bank)
3.680%, 03/07/2007 (a)	3,600	3,600

Ohio – 5.0%
Akron, Bath, and Copley, Summa Health Systems, Series B (LOC: Bank One N.A.)
3.670%, 03/07/2007 (a)	6,090	6,090
Cuyahoga County Continuing Care Facilities (LOC: LaSalle Bank)
3.650%, 03/07/2007 (a)	3,700	3,700
Cuyahoga County Metrohealth System (LOC: National City Bank)
3.670%, 03/07/2007 (a)	11,900	11,900
Franklin County Health Care Facilities (LOC: National City Bank)
3.670%, 03/07/2007 (a)	3,400	3,400
Franklin County Health Care Facilities, Friendship Village Dublin, Series B (LOC: LaSalle Bank)
3.650%, 03/07/2007 (a)	5,700	5,700
Franklin County Health Care Facilities, Mother Angeline McCrory Project (LOC: Allied Irish Bank, PLC)
3.700%, 03/07/2007 (a)	16,425	16,425
Franklin County Health Care Facilities, Presbyterian, Series B (LOC: National City Bank)
3.670%, 03/07/2007 (a)	8,000	8,000
Franklin County Health Care Facilities, Wesley Glen, Series A (LOC: Fifth Third Bank)
3.530%, 03/07/2007 (a)	4,155	4,155
The accompanying notes are an integral part of the financial statements.
14      First American Funds Semiannual Report 2007

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Franklin County Health Care Facilities, Wesley Glen, Series B (LOC: Fifth Third Bank)
3.530%, 03/07/2007 (a)	$2,120	$2,120
Franklin County Health Care Facilities, Wesley Ridge Residence, Series C (LOC: Fifth Third Bank)
3.530%, 03/07/2007 (a)	10,200	10,200
Fulton County Health Center (LOC: J.P. Morgan Chase Bank)
3.520%, 03/07/2007 (a)	12,300	12,300
Logan County Health Care Facilities (LOC: Fifth Third Bank)
3.560%, 03/07/2007 (a)	10,270	10,270
Middleburg Heights Hospital Improvement Revenue (LOC: Fifth Third Bank)
3.660%, 03/07/2007 (a)	2,100	2,100
Pike County Health Care Facilities, Hill View (LOC: Fifth Third Bank)
3.650%, 03/07/2007 (a)	8,465	8,465

		104,825

Oklahoma – 0.1%
Oklahoma Authority Revenue, American Cancer Society Project (LOC: Bank of America)
3.720%, 03/07/2007 (a)	2,595	2,595

Oregon – 0.7%
Clackamas County Hospital Facilities, Senior Living Facility, Mary’s Woods (LOC: Sovereign Bank) (LOC: KBC Bank)
3.670%, 03/07/2007 (a)	15,270	15,270

Pennsylvania – 5.1%
Chester County Health & Educational Facilities Retirement Community, Kendal Crosslands Project (LOC: Allied Irish Bank, PLC)
3.670%, 03/07/2007 (a)	15,370	15,370
Cumberland County Municipal Authority, Asbury Obligated Group (LOC: KBC Bank)
3.670%, 03/07/2007 (a)	20,000	20,000
Delaware County Authority Revenue, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
3.650%, 03/07/2007 (a)	8,230	8,230
Delaware Valley Regional Financing Authority, Series B (LOC: Bayerische Landesbank)
3.550%, 03/07/2007 (a)	20,800	20,800
Lebanon County Health Facilities, Health Center, United Church of Christ (LOC: Wachovia Bank)
3.670%, 03/07/2007 (a)	9,380	9,380
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
3.660%, 03/07/2007 (a)	3,635	3,635
Pennsylvania State Higher Educational Facilities Authority Revenue, Series C4 (LOC: Allied Irish Bank, PLC)
3.620%, 03/07/2007 (a)	8,200	8,200
Philadelphia Hospitals & Higher Educational Facilities Authority, Temple University Health, Series A (LOC: Wachovia Bank)
3.710%, 03/07/2007 (a)	10,000	10,000
Westmoreland County Industrial Development, Redstone Retirement, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
3.660%, 03/07/2007 (a)	11,000	11,000

		106,615

Puerto Rico – 0.2%
ABN AMRO Munitops Certificates Trust, Series 2000-17 (SPA: ABN AMRO Bank)
3.660%, 03/07/2007 (a) (b)	4,000	4,000

Rhode Island – 0.6%
Rhode Island Health & Education Revenue, Jewish Services Agency (LOC: Sovereign Bank) (LOC: Bank of New York)
3.650%, 03/07/2007 (a)	11,525	11,525

South Carolina – 0.4%
Charleston Waterworks & Sewer, Series A (SPA: Bank of America)
3.670%, 03/07/2007 (a)	8,665	8,665

Tennessee – 1.9%
Jefferson City Health & Educational Facilities, Carson Newman College (LOC: Suntrust Bank)
3.520%, 03/07/2007 (a)	7,000	7,000
Knox County Health Educational & Housing Facilities Board, Volunteer Student Housing Project (LOC: Allied Irish Bank, PLC)
3.660%, 03/07/2007 (a)	19,600	19,600
Met Government Nashville & Davidson (LOC: Societe Generale)
3.700%, 03/07/2007 (a)	7,035	7,035
Met Government Nashville & Davidson, Health & Educational Facilities Board, Adventist Health, Series A (LOC: Suntrust Bank)
3.650%, 03/07/2007 (a)	2,780	2,780
Rutherford County Industrial Development – Square D Company (LOC: Societe Generale)
3.800%, 03/07/2007 (a)	4,100	4,100

		40,515

Texas – 9.9%
ABN AMRO Munitops Certificates Trust, Frisco School District (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
3.700%, 07/26/2007 (a) (b)	9,695	9,695
ABN AMRO Munitops Certificates Trust, Series 2006-70 (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
3.700%, 03/07/2007 (a) (b)	6,995	6,995
ABN AMRO Munitops Certificates Trust, Williamson County (INS: FSA) (SPA: ABN AMRO Bank)
3.700%, 06/21/2007 (a) (b)	10,395	10,395
Bexar County Health Facilities Development, Air Force Village (LOC: Bank of America)
3.650%, 03/07/2007 (a)	10,000	10,000
Bexar County Health Facilities Development, Air Force Village (LOC: Bank of America)
3.650%, 03/07/2007 (a)	12,000	12,000
First American Funds Semiannual Report 2007       15

Schedule of  Investments February 28, 2007 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Capital Area Cultural Educational Facilities Finance, Summit Christian Academy (LOC: Wachovia Bank)
3.650%, 03/07/2007 (a)	$7,100	$7,100
Crawford Educational Facilities, Prince Peace Christian School (LOC: Wachovia Bank)
3.660%, 03/07/2007 (a)	5,680	5,680
Harris County Health Facilities Development, Seven Acres Jewish Senior Care (LOC: J.P. Morgan Chase Bank)
3.700%, 03/07/2007 (a)	19,000	19,000
HFDC Central Texas, Retirement Facility Revenue, Series B (LOC: BNP Paribas)
3.660%, 03/07/2007 (a)	10,000	10,000
HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
3.670%, 03/07/2007 (a)	5,200	5,200
Kendall County Health Facilities, Morningside Ministries (LOC: Bank One N.A.)
3.530%, 03/07/2007 (a)	14,400	14,400
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
3.560%, 03/07/2007 (a)	17,280	17,280
Tarrant County Cultural Educational Facilities Financing, Northwest Senior Retirement Facility, Edgemere, Series B (LOC: LaSalle Bank)
3.650%, 03/07/2007 (a)	9,900	9,900
Texas State Revenue Anticipation Notes
4.500%, 08/31/2007	50,000	50,193
Travis County Health Facilities, Querencia Barton Creek, Series C (LOC: LaSalle Bank)
3.650%, 03/07/2007 (a)	14,500	14,500
Travis County Housing Financing, Student Housing, College Houses Project (LOC: Wachovia Bank)
3.660%, 03/07/2007 (a)	5,425	5,425

		207,763

Virginia – 2.4%
ABN AMRO Munitops Certificates Trust, Series 1998-21 (INS: FSA) (SPA: ABN AMRO Bank)
3.670%, 03/07/2007 (a) (b)	21,750	21,750
Fairfax County Economic Development Authority, Greenspring Retirement, Series B (LOC: Wachovia Bank)
3.650%, 03/07/2007 (a)	16,100	16,100
Harrisonburg Industrial Development Authority, Series A (LOC: Sovereign Bank) (LOC: Citibank)
3.660%, 03/07/2007 (a)	11,500	11,500

		49,350

Washington – 3.3%
ABN AMRO Munitops Certificates Trust, Washington State (INS: MBIA-Insured Bond Certificate) (SPA: ABN AMRO Bank)
3.670%, 03/07/2007 (a) (b)	19,000	19,000
Washington State Higher Educational Facilities, Cornish College Arts Project, Series A (LOC: Bank of America)
3.600%, 03/07/2007 (a)	6,160	6,160
Washington State Housing Financial Nonprofit Revenue, Judson Park Project (LOC: Sovereign Bank) (LOC: KBC Bank)
3.670%, 03/07/2007 (a)	5,810	5,810
Washington State Housing Financial Nonprofit Revenue, Kenney Home Project (LOC: Wells Fargo Bank)
3.650%, 03/07/2007 (a)	17,620	17,620
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
3.720%, 03/07/2007 (a)	6,310	6,310
Washington State Housing Financial Nonprofit Revenue, Skyline at First Hill Project, Series C (LOC: Bank of America)
3.650%, 03/07/2007 (a)	15,000	15,000

		69,900

West Virginia – 1.9%
ABN AMRO Munitops Certificates Trust, West Virginia (INS: FGIC) (SPA: ABN AMRO Bank)
3.700%, 07/26/2007 (a) (b)	30,995	30,995
Monongalia County, Trinity Christian School (LOC: Fifth Third Bank)
3.650%, 03/07/2007 (a)	9,060	9,060
West Virginia State Hospital Financing Authority, Pallottine Health, Series A1 (LOC: Fifth Third Bank)
3.660%, 03/07/2007 (a)	130	130

		40,185

Wisconsin – 1.9%
Wisconsin State Health & Educational Facilities, Community Health, Series B (LOC: Fifth Third Bank)
3.650%, 03/07/2007 (a)	4,790	4,790
Wisconsin State Health & Educational Facilities, Felician Services, Series A (INS: AMBAC) (SPA: Bank One N.A.)
3.490%, 03/07/2007 (a)	75	75
Wisconsin State Health & Educational Facilities, Froedtert & Community Health, Series C (INS: AMBAC) (SPA: Morgan Stanley Bank)
3.620%, 03/07/2007 (a)	6,400	6,400
Wisconsin State Health & Educational Facilities, Marshfield (LOC: Morgan Guaranty)
3.510%, 03/07/2007 (a)	8,000	8,000
Wisconsin State Health & Educational Facilities, Marshfield, Series B (LOC: M&I Bank)
3.680%, 03/07/2007 (a)	6,500	6,500
Wisconsin State Health & Educational Facilities, Oakwood Village (LOC: M&I Bank)
3.670%, 03/07/2007 (a)	10,555	10,555
Wisconsin State Health & Educational Facilities, University of Wisconsin Medical Foundation (LOC: LaSalle Bank)
3.510%, 03/07/2007 (a)	15	15
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One N.A.)
3.670%, 03/07/2007 (a)	3,740	3,740

		40,075

The accompanying notes are an integral part of the financial statements.
16      First American Funds Semiannual Report 2007

Tax Free Obligations Fund (concluded)
DESCRIPTION	PAR/SHARES	VALUE

Wyoming – 1.2%
Lincoln County Pollution Control Revenue, Exxon Project, Series A
3.580%, 03/01/2007 (a)	$10,560	$10,560
Lincoln County Pollution Control Revenue, Exxon Project, Series D
3.580%, 03/01/2007 (a)	14,150	14,150

		24,710

Total Municipal Bonds (Cost $2,089,313)		2,089,313

Money Market Fund – 0.0%
AIM TFIT-Tax-Free Cash Reserve Portfolio (Cost $1)	689	1

Total Investments – 99.8% (Cost $2,089,314)		2,089,314

Other Assets and Liabilities, Net – 0.2%		3,685

Total Net Assets – 100.0%		$2,092,999

(a)	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2007. The date shown is the next reset date.

(b)	Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of February 28, 2007, the value of these investments was $206,521 or 9.9% of total net assets.

ABAG –	Association of Bay Area Governments

AMBAC –	American Municipal Bond Assurance Company

FGIC –	Financial Guaranty Insurance Corporation

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assistance

GTY –	Guarantee Agreement

INS –	Insured

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

PLC –	Public Liability Company

PSF –	Permanent School Fund

SPA –	Standby Purchase Agreement

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE

Repurchase Agreements – 100.4%
ABN AMRO
5.260%, dated 02/28/2007, matures 03/01/2007, repurchase price $4,000,584 (collateralized by U.S. Treasury Obligations: Total market value $4,080,000)	$4,000,000	$4,000,000
Bank of America
5.260%, dated 02/28/2007, matures 03/01/2007, repurchase price $450,066 (collateralized by U.S. Treasury Obligations: Total market value $459,000)	450,000	450,000
Barclays
5.260%, dated 02/28/2007, matures 03/01/2007, repurchase price $800,117 (collateralized by U.S. Treasury Obligations: Total market value $816,004)	800,000	800,000
Bear Stearns
5.270%, dated 02/28/2007, matures 03/01/2007, repurchase price $1,200,176 (collateralized by U.S. Treasury Obligations: Total market value $1,235,768)	1,200,000	1,200,000
CS First Boston
5.270%, dated 02/28/2007, matures 03/01/2007, repurchase price $1,150,168 (collateralized by U.S. Treasury Obligations: Total market value $1,173,008)	1,150,000	1,150,000
Deutsche Bank
5.320%, dated 02/28/2007, matures 03/01/2007, repurchase price $3,000,443 (collateralized by U.S. Treasury Obligations: Total market value $3,060,001)	3,000,000	3,000,000
Goldman Sachs
5.270%, dated 02/28/2007, matures 03/01/2007, repurchase price $1,850,271 (collateralized by U.S. Treasury Obligations: Total market value $1,887,000)	1,850,000	1,850,000
Greenwich Capital
5.270%, dated 02/28/2007, matures 03/01/2007, repurchase price $1,000,146 (collateralized by U.S. Treasury Obligations: Total market value $1,020,001)	1,000,000	1,000,000
Merrill Lynch
5.260%, dated 02/28/2007, matures 03/01/2007, repurchase price $1,700,248 (collateralized by U.S. Treasury Obligations: Total market value $1,734,003)	1,700,000	1,700,000
Morgan Stanley
5.270%, dated 02/28/2007, matures 03/01/2007, repurchase price $1,500,220 (collateralized by U.S. Treasury Obligations: Total market value $1,530,040)	1,500,000	1,500,000
UBS Warburg
5.270%, dated 02/28/2007, matures 03/01/2007, repurchase price $2,100,897 (collateralized by U.S. Treasury Obligations: Total market value $2,142,602)	2,100,589	2,100,589

Total Repurchase Agreements (Cost $18,750,589)		18,750,589

Other Assets and Liabilities, Net – (0.4)%		(69,331)

Total Net Assets – 100.0%		$18,681,258

First American Funds Semiannual Report 2007       17

Schedule of  Investments February 28, 2007 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund
DESCRIPTION	PAR/SHARES	VALUE

U.S. Treasury Obligations – 100.4%
U.S. Treasury Bills (a)
4.885%, 03/01/2007	$1,376	$1,376
5.064%, 03/08/2007	20,803	20,783
5.142%, 03/15/2007	90,558	90,377
5.087%, 03/22/2007	219,708	219,056
4.912%, 03/29/2007	69,000	68,736
4.954%, 04/05/2007	73,226	72,873
4.940%, 04/12/2007	25,000	24,856
4.987%, 04/19/2007	40,000	39,729
4.954%, 04/26/2007	34,716	34,449
4.963%, 05/03/2007	67,081	66,498
5.015%, 05/10/2007	10,000	9,902
5.032%, 05/17/2007	4,171	4,126
4.916%, 05/24/2007	27,298	26,985
4.879%, 05/31/2007	70,000	69,137
4.875%, 06/14/2007	45,000	44,360
4.965%, 08/09/2007	10,000	9,778

Total U.S. Treasury Obligations (Cost $803,021)		803,021

Money Market Fund – 0.0%
Goldman Sachs Financial Square Treasury Instruments Fund (Cost $15)	15,062	15

Total Investments – 100.4% (Cost $803,036)		803,036

Other Assets and Liabilities, Net – (0.4)%		(2,930)

Total Net Assets – 100.0%		$800,106

(a)	Yield shown is effective yield as of February 28, 2007.
The accompanying notes are an integral part of the financial statements.
18      First American Funds Semiannual Report 2007

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Statements of  Assets and Liabilities February 28, 2007 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments in securities, at amortized cost † (note 2)	$2,009,800	$15,854,952	$2,089,314	$—	$803,036
Investments purchased with proceeds from securities lending (cost: $672,723, $0, $0, $0, and $0) (note 2)	672,723	—	—	—	—
Repurchase agreements, at amortized cost (note 2)	4,940,362	2,259,049	—	18,750,589	—
Cash	101	798	2	—	1
Receivable for interest	10,569	92,400	9,092	2,747	4
Receivable for capital shares sold	—	6,699	—	1	108
Prepaid expenses and other assets	9	56	19	59	6

Total assets	7,633,564	18,213,954	2,098,427	18,753,396	803,155

LIABILITIES:
Dividends payable	24,753	68,149	4,825	64,378	2,785
Payable for investment securities purchased	207,215	99,980	—	—	—
Payable upon return of securities loaned (note 2)	672,723	—	—	—	—
Payable for capital shares redeemed	2	729	—	2	—
Payable to affiliates (note 3)	1,035	3,043	287	2,912	109
Payable for distribution and shareholder servicing fees	1,327	2,548	303	4,830	149
Accrued expenses and other liabilities	61	73	13	16	6

Total liabilities	907,116	174,522	5,428	72,138	3,049

Net assets	$6,726,448	$18,039,432	$2,092,999	$18,681,258	$800,106

COMPOSITION OF NET ASSETS:
Portfolio capital	$6,726,518	$18,039,664	$2,093,016	$18,681,403	$800,154
Undistributed (distributions in excess of) net investment income	(32)	172	(6)	(5)	—
Accumulated net realized loss on investments (note 2)	(38)	(404)	(11)	(140)	(48)

Net assets	$6,726,448	$18,039,432	$2,092,999	$18,681,258	$800,106

† Including securities loaned, at amortized cost	$659,054	$—	$—	$—	$—

Class A:
Net assets	$388,498	$1,942,887	$202,031	$1,648,999	$23,459
Shares issued and outstanding ($0.01 par value – 5 billion authorized*)	388,501	1,942,969	202,069	1,648,983	23,460
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class B:
Net assets	—	$10,081	—	—	—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	10,086	—	—	—
Net asset value, offering price, and redemption price per share	—	$1.00	—	—	—
Class C:
Net assets	—	$8,799	—	—	—
Shares issued and outstanding ($0.01 par value – 1 billion authorized)	—	8,796	—	—	—
Net asset value, offering price, and redemption price per share	—	$1.00	—	—	—
Class D:
Net assets	$1,135,358	$1,222,570	$76,676	$7,406,525	$176,495
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	1,135,382	1,222,602	76,677	7,406,611	176,505
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	—	$1,586,060	—	—	—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	1,586,147	—	—	—
Net asset value, offering price, and redemption price per share	—	$1.00	—	—	—

The accompanying notes are an integral part of the financial statements.
20      First American Funds Semiannual Report 2007

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

Class Y:
Net assets	$3,875,799	$6,403,149	$1,027,329	$6,647,664	$462,294
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	3,875,923	6,403,221	1,027,349	6,647,715	462,325
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$357,564	$6,407,631	$774,809	$1,300,654	$137,064
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	357,569	6,407,773	774,832	1,300,661	137,069
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Investor Class:
Net assets	$969,229	$458,255	$12,154	$597,912	$794
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	969,230	458,260	12,154	597,912	795
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Reserve Class:
Net assets	—	—	—	$1,079,504	—
Shares issued and outstanding ($0.01 par value – 5 billion authorized)	—	—	—	1,079,533	—
Net asset value, offering price, and redemption price per share	—	—	—	$1.00	—

*	20 billion shares were authorized for U.S. Treasury Money Market Fund.
First American Funds Semiannual Report 2007       21

Statements of  Operations For the six-month period ended February 28, 2007 (unaudited), all dollars are rounded to thousands (000)

	Government	Prime	Tax Free	Treasury		U.S. Treasury
	Obligations	Obligations	Obligations	Obligations		Money Market
	Fund	Fund	Fund	Fund		Fund

INVESTMENT INCOME:
Interest income	$154,723	$466,593	$34,197	$434,875		$21,242
Securities lending income (note 2)	93	—	—	25		—

Total investment income	154,816	466,593	34,197	434,900		21,242

EXPENSES (note 3):
Investment advisory fees	2,907	8,679	953	8,214		423
Administration fees and expenses	3,721	11,161	1,232	10,576		536
Transfer agent fees and expenses	78	184	64	121		60
Custodian fees	146	434	68	413		22
Registration fees	68	156	56	116		41
Professional fees	27	38	22	40		21
Postage and printing fees	33	161	15	123		5
Directors’ fees	16	21	11	26		11
Other expenses	25	31	32	51		30
Distribution and shareholder servicing fees – Class A	1,209	4,615	486	3,822		102
Distribution and shareholder servicing fees – Class B	—	53	—	—		—
Distribution and shareholder servicing fees – Class C	—	60	—	—		—
Distribution and shareholder servicing fees – Class D	2,352	2,177	130	12,724		394
Distribution and shareholder servicing fees – Piper Jaffray Class (note 1)	5	48	2	—	(1)	—
Distribution and shareholder servicing fees – Reserve Class	—	—	—	4,200		—
Shareholder servicing fees – Class I	—	1,993	—	—		—
Shareholder servicing fees – Class Y	4,195	7,576	1,217	7,003		570
Shareholder servicing fees – Institutional Investor Class	177	170	8	235		5

Total expenses	14,959	37,557	4,296	47,664		2,220

Less: Fee waivers (note 3)	(1,082)	(1,657)	(493)	(2,944)		(295)
Less: Indirect payments from the custodian (note 3)	(2)	(20)	(4)	—	(1)	— (1)

Total net expenses	13,875	35,880	3,799	44,720		1,925

Investment income – net	140,941	430,713	30,398	390,180		19,317

Net realized gain (loss) on investments	(30)	(399)	12	—		(13)

Net increase in net assets resulting from operations	$140,911	$430,314	$30,410	$390,180		$19,304

(1)	Due to the presentation of the financial statements in thousands, the numbers round to zero.
The accompanying notes are an integral part of the financial statements.
22      First American Funds Semiannual Report 2007

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Statements of  Changes in Net Assets all dollars are rounded to thousands (000)

	Government
	Obligations Fund

	Six-Month
	Period Ended
	2/28/07	Year Ended
	(unaudited)	8/31/06

OPERATIONS:
Investment income – net	$140,941	$199,852
Net realized gain (loss) on investments	(30)	—

Net increase in net assets resulting from operations	140,911	199,852

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(11,066)	(11,123)
Class B	—	—
Class C	—	—
Class D	(27,798)	(48,601)
Class I	—	—
Class Y	(81,844)	(112,012)
Class Z	(11,289)	(17,944)
Institutional Investor Class	(8,900)	(151)
Piper Jaffray Class (note 1)	(45)	(10,021)
Reserve Class	—	—
Net realized gain on investments:
Class A	—	—
Class D	—	—
Class I	—	—
Class Y	—	—
Class Z	—	—
Piper Jaffray Class	—	—

Total distributions	(140,942)	(199,852)

CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	6,543,933	9,022,981
Reinvestment of distributions	1,312	1,580
Payments for redemptions	(6,586,318)	(8,748,771)

Increase (decrease) in net assets from Class A transactions	(41,073)	275,790

Class B:
Proceeds from sales	—	—
Reinvestment of distributions	—	—
Payments for redemptions	—	—

Increase (decrease) in net assets from Class B transactions	—	—

Class C:
Proceeds from sales	—	—
Reinvestment of distributions	—	—
Payments for redemptions	—	—

Increase (decrease) in net assets from Class C transactions	—	—

The accompanying notes are an integral part of the financial statements.
24      First American Funds Semiannual Report 2007

Prime		Tax Free		Treasury		U.S. Treasury
Obligations Fund		Obligations Fund		Obligations Fund		Money Market Fund

Six-Month		Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended		Period Ended
2/28/07	Year Ended	2/28/07	Year Ended	2/28/07	Year Ended	2/28/07	Year Ended
(unaudited)	8/31/06	(unaudited)	8/31/06	(unaudited)	8/31/06	(unaudited)	8/31/06

$430,713	$712,338	$30,398	$56,950	$390,180	$470,899	$19,317	$20,760
(399)	(5)	12	(1)	—	(58)	(13)	(23)

430,314	712,333	30,410	56,949	390,180	470,841	19,304	20,737

(42,433)	(62,419)	(2,758)	(3,818)	(34,730)	(45,423)	(869)	(1,107)
(221)	(353)	—	—	—	—	—	—
(251)	(394)	—	—	—	—	—	—
(25,849)	(37,966)	(972)	(759)	(149,231)	(195,844)	(4,363)	(7,045)
(49,575)	(68,685)	—	—	—	—	—	—
(148,397)	(232,423)	(15,285)	(24,394)	(135,601)	(143,752)	(10,421)	(10,441)
(154,935)	(203,618)	(11,100)	(23,599)	(34,502)	(40,392)	(3,447)	(2,070)
(8,626)	(2,457)	(270)	(110)	(11,744)	(4,418)	(217)	(97)
(427)	(104,023)	(13)	(4,271)	(2)	(1,070)	—	—
—	—	—	—	(24,370)	(40,000)	—	—
—	—	(2)	—	—	—	—	—
—	—	(1)	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	(9)	—	—	—	—	—
—	—	(5)	—	—	—	—	—
—	—	—	—	—	—	—	—

(430,714)	(712,338)	(30,415)	(56,951)	(390,180)	(470,899)	(19,317)	(20,760)

3,592,252	7,687,744	206,811	444,190	4,300,442	5,357,400	188,071	285,496
27,420	30,193	1,632	2,176	385	620	52	36
(3,384,193)	(7,153,994)	(179,210)	(401,810)	(4,148,248)	(5,036,344)	(231,447)	(223,977)

235,479	563,943	29,233	44,556	152,579	321,676	(43,324)	61,555

3,298	12,942	—	—	—	—	—	—
201	284	—	—	—	—	—	—
(5,187)	(12,061)	—	—	—	—	—	—

(1,688)	1,165	—	—	—	—	—	—

4,186	19,710	—	—	—	—	—	—
209	276	—	—	—	—	—	—
(10,082)	(18,054)	—	—	—	—	—	—

(5,687)	1,932	—	—	—	—	—	—

First American Funds Semiannual Report 2007       25

Statements of  Changes in Net Assets (continued)

	Government
	Obligations Fund

	Six-Month
	Period Ended
	2/28/07	Year Ended
	(unaudited)	8/31/06

Class D:
Proceeds from sales	3,017,378	7,579,788
Reinvestment of distributions	5	21
Payments for redemptions	(3,189,021)	(8,022,701)

Increase (decrease) in net assets from Class D transactions	(171,638)	(442,892)

Class I:
Proceeds from sales	—	—
Reinvestment of distributions	—	—
Payments for redemptions	—	—

Decrease in net assets from Class I transactions	—	—

Class Y:
Proceeds from sales	25,102,115	20,476,852
Reinvestment of distributions	17,403	25,490
Payments for redemptions	(24,372,238)	(19,832,119)

Increase in net assets from Class Y transactions	747,280	670,223

Class Z:
Proceeds from sales	12,147,212	4,062,674
Reinvestment of distributions	1,961	1,337
Payments for redemptions	(12,225,854)	(4,048,931)

Increase (decrease) in net assets from Class Z transactions	(76,681)	15,080

Institutional Investor Class(1):
Proceeds from sales	1,635,429	50,874
Reinvestment of distributions	—	—
Payments for redemptions	(685,471)	(31,603)

Increase (decrease) in net assets from Institutional Investor Class transactions	949,958	19,271

Piper Jaffray Class (note 1):
Proceeds from sales	1,649	299,788
Reinvestment of distributions	366	10,304
Payments for redemptions	(17,807)	(580,615)

Decrease in net assets from Piper Jaffray Class transactions	(15,792)	(270,523)

Reserve Class:
Proceeds from sales	—	—
Reinvestment of distributions	—	—
Payments for redemptions	—	—

Increase (decrease) in net assets from Reserve Class transactions	—	—

Increase (decrease) in net assets from capital share transactions	1,392,054	266,949

Total increase (decrease) in net assets	1,392,023	266,949
Net assets at beginning of period	5,334,425	5,067,476

Net assets at end of period	$6,726,448	$5,334,425

Undistributed (distributions in excess of) net investment income	$(32)	$(31)

(1)	Share class commenced operations on March 31, 2006.
The accompanying notes are an integral part of the financial statements.
26      First American Funds Semiannual Report 2007

Prime		Tax Free		Treasury		U.S. Treasury
Obligations Fund		Obligations Fund		Obligations Fund		Money Market Fund

Six-Month		Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended		Period Ended
2/28/07	Year Ended	2/28/07	Year Ended	2/28/07	Year Ended	2/28/07	Year Ended
(unaudited)	8/31/06	(unaudited)	8/31/06	(unaudited)	8/31/06	(unaudited)	8/31/06

7,960,403	26,233,880	81,972	125,682	22,566,037	18,001,631	345,492	775,283
17	89	—	—	2	7	—	—
(7,703,130)	(25,955,442)	(52,602)	(94,068)	(21,210,847)	(16,729,339)	(357,494)	(1,217,206)

257,290	278,527	29,370	31,614	1,355,192	1,272,299	(12,002)	(441,923)

6,646,190	10,188,111	—	—	—	—	—	—
489	1,500	—	—	—	—	—	—
(6,993,048)	(10,236,452)	—	—	—	—	—	—

(346,369)	(46,841)	—	—	—	—	—	—

19,804,521	45,098,439	1,890,966	3,051,944	44,344,767	53,340,895	3,774,893	2,408,741
38,137	67,787	2,396	4,205	11,716	22,631	—	—
(19,340,201)	(44,209,061)	(1,750,061)	(3,047,521)	(43,104,385)	(51,146,585)	(3,667,674)	(2,255,334)

502,457	957,165	143,301	8,628	1,252,098	2,216,941	107,219	153,407

88,675,269	140,513,109	1,747,465	5,506,043	8,563,660	15,261,846	342,487	206,016
17,999	24,900	697	4,561	3,134	8,766	—	—
(87,380,815)	(139,237,121)	(1,684,834)	(5,405,719)	(8,143,345)	(15,039,883)	(330,379)	(81,055)

1,312,453	1,300,888	63,328	104,885	423,449	230,729	12,108	124,961

2,307,346	371,820	27,126	10,098	2,167,620	901,944	97,404	20,286
—	—	—	—	—	—	—	—
(2,077,672)	(143,233)	(25,064)	(6)	(2,007,294)	(464,358)	(112,694)	(4,202)

229,674	228,587	2,062	10,092	160,326	437,586	(15,290)	16,084

21,870	2,359,322	336	235,729	26	83,011	—	—
3,827	106,718	136	4,411	39	1,105	—	—
(160,238)	(5,203,302)	(7,497)	(426,503)	(881)	(117,849)	—	—

(134,541)	(2,737,262)	(7,025)	(186,363)	(816)	(33,733)	—	—

—	—	—	—	1,738,946	3,200,243	—	—
—	—	—	—	12,829	24,113	—	—
—	—	—	—	(2,034,123)	(2,895,965)	—	—

—	—	—	—	(282,348)	328,391	—	—

2,049,068	548,104	260,269	13,412	3,060,480	4,773,889	48,711	(85,916)

2,048,668	548,099	260,264	13,410	3,060,480	4,773,831	48,698	(85,939)
15,990,764	15,442,665	1,832,735	1,819,325	15,620,778	10,846,947	751,408	837,347

$18,039,432	$15,990,764	$2,092,999	$1,832,735	$18,681,258	$15,620,778	$800,106	$751,408

$172	$173	$(6)	$(6)	$(5)	$(5)	$—	$—

First American Funds Semiannual Report 2007       27

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return (8)

Government Obligations Fund
Class A
2007 (1)	$1.00	$0.023	$(0.023)	$1.00	2.29%
2006 (2)	1.00	0.038	(0.038)	1.00	3.86
2005 (3)	1.00	0.017	(0.017)	1.00	1.73
2004 (4)(5)	1.00	0.004	(0.004)	1.00	0.45
2003 (4)	1.00	0.006	(0.006)	1.00	0.52
2002 (4)	1.00	0.014	(0.014)	1.00	1.41
Class D
2007 (1)	$1.00	$0.023	$(0.023)	$1.00	2.37%
2006 (2)	1.00	0.039	(0.039)	1.00	4.01
2005 (3)	1.00	0.019	(0.019)	1.00	1.87
2004 (4)	1.00	0.006	(0.006)	1.00	0.60
2003 (4)	1.00	0.008	(0.008)	1.00	0.78
2002 (4)	1.00	0.015	(0.015)	1.00	1.56
Class Y
2007 (1)	$1.00	$0.024	$(0.024)	$1.00	2.44%
2006 (2)	1.00	0.041	(0.041)	1.00	4.17
2005 (3)	1.00	0.020	(0.020)	1.00	2.01
2004 (4)	1.00	0.007	(0.007)	1.00	0.75
2003 (4)	1.00	0.009	(0.009)	1.00	0.93
2002 (4)	1.00	0.017	(0.017)	1.00	1.71
Class Z
2007 (1)	$1.00	$0.025	$(0.025)	$1.00	2.57%
2006 (2)	1.00	0.043	(0.043)	1.00	4.43
2005 (3)	1.00	0.022	(0.022)	1.00	2.25
2004 (6)	1.00	0.008	(0.008)	1.00	0.84
Institutional Investor Class
2007 (1)	$1.00	$0.025	$(0.025)	$1.00	2.52%
2006 (7)	1.00	0.020	(0.020)	1.00	2.03

(1)	For the six-month period ended February 28, 2007 (unaudited). All ratios for the period have been annualized, except total return.

(2)	For the period September 1 to August 31 in the year indicated.

(3)	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

(4)	For the period October 1 to September 30 in the year indicated.

(5)	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

(6)	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

(7)	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

(8)	Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
28      First American Funds Semiannual Report 2007

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses to	Income to
	Ratio of	Investment	Average	Average Net
Net Assets	Expenses to	Income	Net Assets	Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$388,498	0.75%	4.58%	0.79%	4.54%
429,573	0.75	3.96	0.80	3.91
153,852	0.75	1.88	0.80	1.83
144,764	0.75	0.45	0.80	0.40
60,206	0.75	0.67	0.81	0.61
101,513	0.75	1.42	0.81	1.36

$1,135,358	0.60%	4.73%	0.64%	4.69%
1,307,002	0.60	3.90	0.65	3.85
1,749,894	0.60	2.07	0.65	2.02
834,112	0.60	0.60	0.65	0.55
902,940	0.60	0.73	0.65	0.68
428,307	0.60	1.57	0.66	1.51

$3,875,799	0.45%	4.87%	0.49%	4.83%
3,128,539	0.45	4.17	0.50	4.12
2,458,316	0.45	2.22	0.50	2.17
1,702,220	0.45	0.75	0.50	0.70
1,550,445	0.45	0.93	0.51	0.87
1,562,880	0.45	1.68	0.51	1.62

$357,564	0.20%	5.11%	0.24%	5.07%
434,248	0.20	4.34	0.25	4.29
419,167	0.20	2.37	0.25	2.32
424,941	0.20	1.12	0.25	1.07

$969,229	0.30%	5.03%	0.34%	4.99%
19,271	0.30	4.90	0.35	4.85

First American Funds Semiannual Report 2007       29

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return (8)

Prime Obligations Fund
Class A
2007 (1)	$1.00	$0.023	$(0.023)	$1.00	2.30%
2006 (2)	1.00	0.038	(0.038)	1.00	3.88
2005 (3)	1.00	0.017	(0.017)	1.00	1.75
2004 (4)(5)	1.00	0.005	(0.005)	1.00	0.48
2003 (4)	1.00	0.007	(0.007)	1.00	0.67
2002 (4)	1.00	0.014	(0.014)	1.00	1.46
Class B
2007 (1)	$1.00	$0.021	$(0.021)	$1.00	2.07%
2006 (2)	1.00	0.034	(0.034)	1.00	3.42
2005 (3)	1.00	0.013	(0.013)	1.00	1.33
2004 (4)	1.00	0.001	(0.001)	1.00	0.11
2003 (4)	1.00	0.001	(0.001)	1.00	0.04
2002 (4)	1.00	0.007	(0.007)	1.00	0.75
Class C
2007 (1)	$1.00	$0.021	$(0.021)	$1.00	2.09%
2006 (2)	1.00	0.034	(0.034)	1.00	3.42
2005 (3)	1.00	0.013	(0.013)	1.00	1.33
2004 (4)	1.00	0.001	(0.001)	1.00	0.11
2003 (4)	1.00	0.001	(0.001)	1.00	0.14
2002 (4)	1.00	0.007	(0.007)	1.00	0.75
Class D
2007 (1)	$1.00	$0.024	$(0.024)	$1.00	2.38%
2006 (2)	1.00	0.040	(0.040)	1.00	4.04
2005 (3)	1.00	0.019	(0.019)	1.00	1.89
2004 (4)	1.00	0.006	(0.006)	1.00	0.63
2003 (4)	1.00	0.008	(0.008)	1.00	0.82
2002 (4)	1.00	0.016	(0.016)	1.00	1.61
Class I
2007 (1)	$1.00	$0.025	$(0.025)	$1.00	2.49%
2006 (2)	1.00	0.042	(0.042)	1.00	4.28
2005 (3)	1.00	0.021	(0.021)	1.00	2.10
2004 (4)	1.00	0.009	(0.009)	1.00	0.86
2003 (4)	1.00	0.010	(0.010)	1.00	1.05
2002 (4)	1.00	0.018	(0.018)	1.00	1.84
Class Y
2007 (1)	$1.00	$0.024	$(0.024)	$1.00	2.45%
2006 (2)	1.00	0.041	(0.041)	1.00	4.20
2005 (3)	1.00	0.020	(0.020)	1.00	2.03
2004 (4)	1.00	0.008	(0.008)	1.00	0.78
2003 (4)	1.00	0.010	(0.010)	1.00	0.97
2002 (4)	1.00	0.017	(0.017)	1.00	1.76
Class Z
2007 (1)	$1.00	$0.026	$(0.026)	$1.00	2.59%
2006 (2)	1.00	0.044	(0.044)	1.00	4.49
2005 (3)	1.00	0.023	(0.023)	1.00	2.29
2004 (4)	1.00	0.011	(0.011)	1.00	1.06
2003 (6)	1.00	0.002	(0.002)	1.00	0.16
Institutional Investor Class
2007 (1)	$1.00	$0.025	$(0.025)	$1.00	2.54%
2006 (7)	1.00	0.020	(0.020)	1.00	2.05

(1)	For the six-month period ended February 28, 2007 (unaudited). All ratios for the period have been annualized, except total return.

(2)	For the period September 1 to August 31 in the year indicated.

(3)	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

(4)	For the period October 1 to September 30 in the year indicated.

(5)	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

(6)	For the period from August 1, 2003, when the class of shares was first offered, to September 30, 2003. All ratios for the period have been annualized, except total return.

(7)	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

(8)	Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
30      First American Funds Semiannual Report 2007

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses to	Income to
	Ratio of	Investment	Average	Average Net
Net Assets	Expenses to	Income	Net Assets	Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$1,942,887	0.78%	4.60%	0.79%	4.59%
1,707,450	0.78	3.81	0.79	3.80
1,143,508	0.78	1.86	0.80	1.84
1,296,169	0.78	0.50	0.80	0.48
120,863	0.78	0.59	0.80	0.57
34,147	0.78	1.31	0.81	1.28

$10,081	1.23%	4.16%	1.24%	4.15%
11,769	1.23	3.40	1.24	3.39
10,605	1.23	1.38	1.25	1.36
15,376	1.14	0.15	1.16	0.13
8,079	1.36	0.10	1.38	0.08
10,350	1.48	0.73	1.51	0.70

$8,799	1.23%	4.18%	1.24%	4.17%
14,486	1.23	3.41	1.24	3.40
12,551	1.23	1.39	1.25	1.37
19,349	1.15	0.17	1.17	0.15
6,736	1.33	0.07	1.35	0.05
2,958	1.48	0.71	1.51	0.68

$1,222,570	0.63%	4.76%	0.64%	4.75%
965,305	0.63	4.00	0.64	3.99
686,779	0.63	2.04	0.65	2.02
712,727	0.63	0.62	0.65	0.60
632,464	0.63	0.80	0.65	0.78
623,431	0.63	1.61	0.66	1.58

$1,586,060	0.40%	4.97%	0.44%	4.93%
1,932,477	0.40	4.16	0.44	4.12
1,979,318	0.40	2.29	0.45	2.24
1,647,456	0.40	0.87	0.45	0.82
1,631,687	0.40	1.07	0.42	1.05
2,578,732	0.40	1.85	0.43	1.82

$6,403,149	0.48%	4.90%	0.49%	4.89%
5,900,840	0.48	4.15	0.49	4.14
4,943,677	0.48	2.18	0.50	2.16
5,309,431	0.48	0.76	0.50	0.74
6,830,595	0.48	0.98	0.50	0.96
8,666,782	0.48	1.73	0.51	1.70

$6,407,631	0.20%	5.18%	0.24%	5.14%
5,095,307	0.20	4.48	0.24	4.44
3,794,421	0.20	2.44	0.25	2.39
3,377,543	0.20	1.09	0.25	1.04
3,228,365	0.20	0.97	0.22	0.95

$458,255	0.30%	5.08%	0.34%	5.04%
228,587	0.30	4.93	0.34	4.89

First American Funds Semiannual Report 2007       31

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return (8)

Tax Free Obligations Fund
Class A
2007 (1)	$1.00	$0.014	$(0.014)	$1.00	1.42%
2006 (2)	1.00	0.024	(0.024)	1.00	2.45
2005 (3)	1.00	0.012	(0.012)	1.00	1.22
2004 (4)(5)	1.00	0.003	(0.003)	1.00	0.35
2003 (4)	1.00	0.005	(0.005)	1.00	0.45
2002 (4)	1.00	0.008	(0.008)	1.00	0.85
Class D
2007 (1)	$1.00	$0.015	$(0.015)	$1.00	1.49%
2006 (2)	1.00	0.026	(0.026)	1.00	2.61
2005 (3)	1.00	0.013	(0.013)	1.00	1.36
2004 (4)	1.00	0.005	(0.005)	1.00	0.50
2003 (4)	1.00	0.006	(0.006)	1.00	0.60
2002 (4)	1.00	0.010	(0.010)	1.00	1.01
Class Y
2007 (1)	$1.00	$0.016	$(0.016)	$1.00	1.57%
2006 (2)	1.00	0.027	(0.027)	1.00	2.76
2005 (3)	1.00	0.015	(0.015)	1.00	1.50
2004 (4)	1.00	0.006	(0.006)	1.00	0.65
2003 (4)	1.00	0.008	(0.008)	1.00	0.76
2002 (4)	1.00	0.011	(0.011)	1.00	1.16
Class Z
2007 (1)	$1.00	$0.017	$(0.017)	$1.00	1.69%
2006 (2)	1.00	0.030	(0.030)	1.00	3.02
2005 (3)	1.00	0.017	(0.017)	1.00	1.73
2004 (6)	1.00	0.007	(0.007)	1.00	0.75
Institutional Investor Class
2007 (1)	$1.00	$0.016	$(0.016)	$1.00	1.64%
2006 (7)	1.00	0.014	(0.014)	1.00	1.37

(1)	For the six-month period ended February 28, 2007 (unaudited). All ratios for the period have been annualized, except total return.

(2)	For the period September 1 to August 31 in the year indicated.

(3)	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

(4)	For the period October 1 to September 30 in the year indicated.

(5)	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

(6)	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

(7)	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

(8)	Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
32      First American Funds Semiannual Report 2007

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses to	Income (Loss)
	Ratio of	Investment	Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$202,031	0.75%	2.84%	0.80%	2.79%
172,800	0.75	2.43	0.80	2.38
128,245	0.75	1.27	0.80	1.22
159,531	0.75	0.34	0.80	0.29
123,272	0.75	0.48	0.81	0.42
206,647	0.75	0.88	0.81	0.82

$76,676	0.60%	3.00%	0.65%	2.95%
47,306	0.60	2.60	0.65	2.55
15,693	0.60	1.49	0.65	1.44
14,134	0.60	0.48	0.65	0.43
19,343	0.60	0.59	0.65	0.54
20,952	0.60	1.03	0.66	0.97

$1,027,329	0.45%	3.14%	0.50%	3.09%
884,041	0.45	2.71	0.50	2.66
875,414	0.45	1.62	0.50	1.57
768,269	0.45	0.63	0.50	0.58
880,685	0.45	0.72	0.50	0.67
584,132	0.45	1.14	0.51	1.08

$774,809	0.20%	3.39%	0.25%	3.34%
711,489	0.20	2.99	0.25	2.94
606,603	0.20	1.87	0.25	1.82
485,135	0.20	0.96	0.25	0.91

$12,154	0.30%	3.26%	0.35%	3.21%
10,092	0.30	3.26	0.35	3.21

First American Funds Semiannual Report 2007       33

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return (9)

Treasury Obligations Fund
Class A
2007 (1)	$1.00	$0.023	$(0.023)	$1.00	2.27%
2006 (2)	1.00	0.037	(0.037)	1.00	3.79
2005 (3)	1.00	0.016	(0.016)	1.00	1.65
2004 (4)(5)	1.00	0.004	(0.004)	1.00	0.39
2003 (4)	1.00	0.006	(0.006)	1.00	0.56
2002 (4)	1.00	0.013	(0.013)	1.00	1.34
Class D
2007 (1)	$1.00	$0.023	$(0.023)	$1.00	2.35%
2006 (2)	1.00	0.039	(0.039)	1.00	3.95
2005 (3)	1.00	0.018	(0.018)	1.00	1.79
2004 (4)	1.00	0.005	(0.005)	1.00	0.54
2003 (4)	1.00	0.007	(0.007)	1.00	0.71
2002 (4)	1.00	0.015	(0.015)	1.00	1.49
Class Y
2007 (1)	$1.00	$0.024	$(0.024)	$1.00	2.43%
2006 (2)	1.00	0.040	(0.040)	1.00	4.10
2005 (3)	1.00	0.019	(0.019)	1.00	1.93
2004 (4)	1.00	0.007	(0.007)	1.00	0.69
2003 (4)	1.00	0.009	(0.009)	1.00	0.86
2002 (4)	1.00	0.016	(0.016)	1.00	1.64
Class Z
2007 (1)	$1.00	$0.025	$(0.025)	$1.00	2.55%
2006 (2)	1.00	0.043	(0.043)	1.00	4.36
2005 (3)	1.00	0.021	(0.021)	1.00	2.16
2004 (6)	1.00	0.008	(0.008)	1.00	0.80
Institutional Investor Class
2007 (1)	$1.00	$0.025	$(0.025)	$1.00	2.50%
2006 (7)	1.00	0.020	(0.020)	1.00	2.00
Reserve Class
2007 (1)	$1.00	$0.022	$(0.022)	$1.00	2.18%
2006 (2)	1.00	0.035	(0.035)	1.00	3.60
2005 (8)	1.00	—	—	1.00	0.01

(1)	For the six-month period ended February 28, 2007 (unaudited). All ratios for the period have been annualized, except total return.

(2)	For the period September 1 to August 31 in the year indicated.

(3)	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

(4)	For the period October 1 to September 30 in the year indicated.

(5)	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

(6)	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

(7)	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

(8)	Reserve Class shares have been offered since August 31, 2005. All ratios for the period have been annualized, except total return.

(9)	Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
34      First American Funds Semiannual Report 2007

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses to	Income (Loss)
	Ratio of	Investment	Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$1,648,999	0.75%	4.54%	0.79%	4.50%
1,496,419	0.75	3.76	0.79	3.72
1,174,750	0.75	1.77	0.80	1.72
1,197,325	0.75	0.39	0.80	0.34
1,354,195	0.75	0.57	0.80	0.52
1,648,326	0.75	1.34	0.81	1.28

$7,406,525	0.60%	4.70%	0.64%	4.66%
6,051,333	0.60	3.93	0.64	3.89
4,779,060	0.60	1.93	0.65	1.88
4,898,189	0.60	0.53	0.65	0.48
5,720,129	0.60	0.68	0.65	0.63
5,155,284	0.60	1.48	0.66	1.42

$6,647,664	0.45%	4.85%	0.49%	4.81%
5,395,566	0.45	4.14	0.49	4.10
3,178,640	0.45	2.10	0.50	2.05
2,838,253	0.45	0.68	0.50	0.63
3,570,394	0.45	0.85	0.51	0.79
2,996,616	0.45	1.62	0.51	1.56

$1,300,654	0.20%	5.09%	0.24%	5.05%
877,206	0.20	4.29	0.24	4.25
646,481	0.20	2.45	0.25	2.40
166,347	0.20	0.99	0.25	0.94

$597,912	0.30%	4.99%	0.34%	4.95%
437,586	0.30	4.87	0.34	4.83

$1,079,504	0.94%	4.35%	0.99%	4.30%
1,361,851	0.94	3.57	0.99	3.52
1,033,467	0.94	2.60	1.00	2.54

First American Funds Semiannual Report 2007       35

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return (5)

U.S. Treasury Money Market Fund
Class A
2007 (1)	$1.00	$0.020	$(0.020)	$1.00	2.14%
2006 (2)	1.00	0.035	(0.035)	1.00	3.56
2005 (3)	1.00	0.015	(0.015)	1.00	1.49
Class D
2007 (1)	$1.00	$0.020	$(0.020)	$1.00	2.21%
2006 (2)	1.00	0.037	(0.037)	1.00	3.71
2005 (3)	1.00	0.016	(0.016)	1.00	1.63
Class Y
2007 (1)	$1.00	$0.020	$(0.020)	$1.00	2.29%
2006 (2)	1.00	0.038	(0.038)	1.00	3.87
2005 (3)	1.00	0.017	(0.017)	1.00	1.75
Class Z
2007 (1)	$1.00	$0.020	$(0.020)	$1.00	2.42%
2006 (2)	1.00	0.041	(0.041)	1.00	4.15
2005 (3)	1.00	0.020	(0.020)	1.00	2.00
Institutional Investor Class
2007 (1)	$1.00	$0.020	$(0.020)	$1.00	2.37%
2006 (4)	1.00	0.019	(0.019)	1.00	1.91

(1)	For the six-month period ended February 28, 2007 (unaudited). All ratios for the period have been annualized, except total return.

(2)	For the period September 1 to August 31 in the year indicated.

(3)	For the period from October 25, 2004, when the class of shares was first offered, to August 31, 2005. All ratios for the period have been annualized, except total return.

(4)	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

(5)	Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
36      First American Funds Semiannual Report 2007

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses to	Income to
	Ratio of	Investment	Average	Average Net
Net Assets	Expenses to	Income	Net Assets	Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$23,459	0.75%	4.28%	0.82%	4.21%
66,783	0.75	3.96	0.84	3.87
5,229	0.75	1.51	0.82	1.44

$176,495	0.60%	4.44%	0.67%	4.37%
188,499	0.60	3.62	0.69	3.53
630,430	0.60	2.34	0.67	2.27

$462,294	0.45%	4.57%	0.52%	4.50%
355,081	0.45	3.91	0.54	3.82
201,687	0.45	2.08	0.52	2.01

$137,064	0.20%	4.82%	0.27%	4.75%
124,961	0.20	4.66	0.29	4.57
1	0.20	2.37	0.27	2.30

$794	0.30%	4.71%	0.37%	4.64%
16,084	0.30	4.68	0.39	4.59

First American Funds Semiannual Report 2007       37

Notes to  Financial Statements  (unaudited as of February 28, 2007), all dollars are rounded to thousands (000)

1 >	Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Prior to December 1, 2003, Class A shares were named Class S shares and Piper Jaffray Class shares were named Class A shares. Effective September 26, 2006, the funds discontinued offering Piper Jaffray Class shares. As of such date, all shares of Piper Jaffray Class were redeemed or exchanged for Class A shares of the respective fund. Class A shares are not subject to sales charges. Class B and Class C shares of Prime Obligations Fund are only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds or certain other unaffiliated funds, or in establishing a systematic exchange program that will be used to purchase Class B and Class C shares, respectively, of those funds. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months and will not convert to Class A shares. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class B, Class C, and Class I shares are not offered by Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, or U.S. Treasury Money Market Fund. Reserve Class shares are offered by Treasury Obligations Fund only.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the funds are determined weekly using prices supplied by the funds’ pricing services. These values are then compared to the securities’ amortized cost. Securities whose market price varies from amortized cost by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 50% of the allowable 0.5% threshold, the funds’ administrator will notify the funds’ board of directors. The board of directors will then determine what action, if any, to take. No such notification was required during the six-month period ended February 28, 2007.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.
38      First American Funds Semiannual Report 2007

The tax character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended February 28, 2007 and year ended August 31, 2006 (adjusted by dividends payable as of February 28, 2007 and August 31, 2006) were as follows:

	February 28, 2007

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$139,200	$—	$—	$139,200
Prime Obligations Fund	433,454	—	—	433,454
Tax Free Obligations Fund	—	30,532	17	30,549
Treasury Obligations Fund	387,450	—	—	387,450
U.S. Treasury Money Market Fund	19,474	—	—	19,474

	August 31, 2006

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$187,771	$—	$—	$187,771
Prime Obligations Fund	680,871	—	—	680,871
Tax Free Obligations Fund	1	55,012	5	55,018
Treasury Obligations Fund	434,691	—	—	434,691
U.S. Treasury Money Market Fund	18,670	—	—	18,670

As of August 31, 2006, the funds’ most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

				Accumulated
	Undistributed	Undistributed	Undistributed	Capital and	Unrealized	Total
	Ordinary	Tax Exempt	Long Term	Post-October	Appreciation	Accumulated
Fund	Income	Income	Capital Gains	Losses	(Depreciation)	Earnings

Government Obligations Fund	$22,980	$—	$—	$(8)	$—	$22,972
Prime Obligations Fund	71,062	—	—	(5)	—	71,057
Tax Free Obligations Fund	—	4,953	—	—	(6)	4,947
Treasury Obligations Fund	61,643	—	—	(140)	—	61,503
U.S. Treasury Money Market Fund	2,942	—	—	(28)	(7)	2,907

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2006 and the deferral of wash sale losses.

As of August 31, 2006, Government Obligations Fund had a capital loss carryforward of $8 that will expire in 2014, if not offset by subsequent capital gains. As of August 31, 2006, Treasury Obligations Fund had a capital loss carryforward of $83, of which $63 will expire in 2008 and $20 will expire in 2014, if not offset by subsequent capital gains.

Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund incurred losses of $5, $57, and $28, respectively, for tax purposes, for the period from November 1, 2005 to August 31, 2006. As permitted by tax regulations, the funds intend to elect to defer and treat those losses as arising in the fiscal year ending August 31, 2007.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each fund may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

SECURITIES LENDING – In order to generate additional income, each fund, other than U.S. Treasury Money Market Fund, may lend securities representing up to one-
First American Funds Semiannual Report 2007       39

Notes to  Financial Statements  continued

third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Currently, only Government Obligations Fund and Treasury Obligations Fund lend their securities. Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Investment Company Act Rule 2a-7. As of February 28, 2007, Government Obligations Fund had cash collateral of $672,723 invested in repurchase agreements and Treasury Obligations Fund had no loaned securities, and therefore had no cash collateral invested.

FAF Advisors, Inc. (“FAF Advisors”) serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. FAF Advisors acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). As the securities lending agent, FAF Advisors receives fees as a percentage of each funds’ income from securities lending transactions. For the six-month period ended February 28, 2007, Government Obligations Fund and Treasury Obligations Fund paid $66 and $12, respectively, to FAF Advisors, for serving as the securities lending agent.

Each fund’s income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to FAF Advisors.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2007.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses until June 30, 2007, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

								Institutional
Fund	A	B	C	D	I	Y	Z	Investor	Reserve

Government Obligations Fund	0.75%	—%	—%	0.60%	—%	0.45%	0.20%	0.30%	—%
Prime Obligations Fund	0.78	1.23	1.23	0.63	0.40	0.48	0.20	0.30	—
Tax Free Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	—
Treasury Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	0.94
U.S. Treasury Money Market Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	—

40      First American Funds Semiannual Report 2007

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

For the six-month period ended February 28, 2007, administration fees paid to FAF Advisors by the funds included in this semiannual report were as follows:

Fund	Amount

Government Obligations Fund	$3,614
Prime Obligations Fund	9,975
Tax Free Obligations Fund	1,191
Treasury Obligations Fund	10,253
U.S. Treasury Money Market Fund	518

During the six-month period ended February 28, 2007, administration fees of $898 were waived on Class Z of Prime Obligations Fund.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

For the six-month period ended February 28, 2007, transfer agent fees paid to USBFS by the funds included in this semiannual report were as follows:

Fund	Amount

Government Obligations Fund	$56
Prime Obligations Fund	100
Tax Free Obligations Fund	56
Treasury Obligations Fund	65
U.S. Treasury Money Market Fund	54

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from the custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended February 28, 2007, custodian fees were increased as a result of overdrafts and decreased as a result of interest earned as follows:

Fund	Increased		Decreased

Government Obligations Fund	$	—*	$2
Prime Obligations Fund		—	20
Tax Free Obligations Fund		20	4
Treasury Obligations Fund		2	—*
U.S. Treasury Money Market Fund		—*	—*

*Rounds to zero.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class B shares, Class C shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates
First American Funds Semiannual Report 2007       41

Notes to  Financial Statements  continued

of FAF Advisors for the six-month period ended February 28, 2007:

Fund	Amount

Government Obligations Fund	$1,485
Prime Obligations Fund	2,821
Tax Free Obligations Fund	282
Treasury Obligations Fund	9,392
U.S. Treasury Money Market Fund	213

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with FAF Advisors, under which FAF Advisors has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays FAF Advisors a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. During the six-month period ended February 28, 2007, shareholder servicing fees of $299 and $51 were waived on Class I shares and Institutional Investor Class shares, respectively, of Prime Obligations Fund, and $56 was waived on Reserve Class shares of Treasury Obligations Fund.

Under this shareholder servicing plan and agreement, the following amounts were paid to FAF Advisors for the six-month period ended February 28, 2007:

Fund	Amount

Government Obligations Fund	$6,449
Prime Obligations Fund	13,081
Tax Free Obligations Fund	1,550
Treasury Obligations Fund	18,446
U.S. Treasury Money Market Fund	872

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended February 28, 2007, legal fees and expenses of $38 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred Sales Charge
as a Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less. For the six-month period ended February 28, 2007, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing shares of Prime Obligations Fund were $7.

Prime Obligations Fund Class B shares converted to Class A shares (reflected as proceeds from sales of Class A shares and payments for redemptions of Class B shares) during the six-month period ended February 28, 2007 and the fiscal year ended August 31, 2006 in the amount of 190,328 and 346,282 shares, respectively.

4 >	Investment Security Transactions

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of the securities for federal income tax purposes at February 28, 2007 were as follows:

	Aggregate	Aggregate
	Gross	Gross		Federal
	Unrealized	Unrealized		Income Tax
	Appreciation	Depreciation	Net	Cost

Government Obligations Fund	$—	$—	$—	$7,622,885
Prime Obligations Fund	—	—	—	18,114,001
Tax Free Obligations Fund	—	—	—	2,089,314
Treasury Obligations Fund	—	—	—	18,750,589
U.S. Treasury Money Market Fund	—	—	—	803,036

42      First American Funds Semiannual Report 2007

5 >	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in five different types of municipal securities. At February 28, 2007, the percentage of portfolio investments by each category was as follows:

Tax Free
Obligations
Fund

Weekly Variable Rate Demand Notes	83.0%
Commercial Paper	6.3
Daily Variable Rate Demand Notes	6.1
Municipal Notes & Bonds	4.6

100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At February 28, 2007, the percentage of portfolio investments in longer-term securities by each revenue source, was as follows:

Tax Free
Obligations
Fund

Revenue Bonds	52.6%
Tax and Revenue Anticipation Notes	47.4
General Obligations	—

100.0%

The implied credit ratings of all portfolio holdings as a percentage of total market value of investments at February 28, 2007, were as follows (unaudited):

Standard & Poor’s/	Tax Free
Moody’s/Fitch	Obligations
Ratings	Fund

AAA	22.7%
AA	77.3
A	—
NR	—

100.0%

Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one of those rating agencies provides a rating, that rating is used.

6 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7 >	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the funds’ last net asset value calculation in the first required financial statement reporting period. As a result, the funds will incorporate FIN 48 in their semiannual report on February 28, 2008.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 28, 2007, the funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.
First American Funds Semiannual Report 2007       43

 NOTICE TO SHAREHOLDERS (unaudited)
HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
44      First American Funds Semiannual Report 2007

Board of Directors First American Funds, Inc.

Virginia Stringer

Chairperson of First American Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of
William Blair & Company, LLC

Leonard Kedrowski

Director of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
INVESTMENT ADVISOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
ADMINISTRATOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
CUSTODIAN

U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101
DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402
COUNSEL

Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330
In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
0042-07 4/2007 SAR-MONEY

Item 2—Code of Ethics
Not applicable to the semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to the semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to the semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.
Item 11—Controls and Procedures
(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1)	Not applicable.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr. President
Date: May 8, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr. President
Date: May 8, 2007

By:	/s/ Charles D. Gariboldi, Jr.

Charles D. Gariboldi, Jr. Treasurer
Date: May 8, 2007